UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21078

                     PIMCO New York Municipal Income Fund II
               (Exact name of registrant as specified in charter)

              1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
               (Address of principal executive offices) (Zip code)

  LAWRENCE G. ALTADONNA - 1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end:  MAY 31

Date of reporting period: NOVEMBER 30

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  Report to Shareholder

                               Semi-Annual Report
                                         11.30.04

PIMCO MUNICIPAL INCOME FUND II
PIMCOCALIFORNIA MUNICIPAL INCOME FUND II
PIMCO NEW YORK MUNICIPAL INCOME FUND II

--------------------------------------------------------------------------------

                             CONTENTS

[GRAPHIC OMITTED]            Letter to Shareholders ...........................1

                             Performance & Statistics .......................2-4

                             Schedules of Investments ......................5-22

 [GRAPHIC OMITTED]           Statements of Assets and Liabilities ............24

                             Statements of Operations ........................25

                             Statements of Changes in Net Assets ..........26-27

 [GRAPHIC OMITTED]           Notes to Financial Statements ................28-34

                             Financial Highlights .........................35-37

                             Annual Shareholder Meeting Results ..............38




                                                           [PIMCO ADVISORS LOGO]

PIMCO MUNICIPAL INCOME FUNDS II LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------




                                                                 January 14 2005
Dear Shareholder:

We are pleased to provide you with the semi-annual report of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, and PIMCO New York Municipal Income Fund II ("PIMCO Municipal Income Funds II" or the "Funds") for the six months ended November 30, 2004.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income Funds II. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund Management LLC, the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/s/Robert E. Connor                         /s/ Brian S. Shlissel
-------------------                         ---------------------
Robert E. Connor                            Brian S. Shlissel
CHAIRMAN                                    PRESIDENT, CHIEF EXECUTIVE OFFICER





                 11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 1

PIMCO MUNICIPAL INCOME FUND II PERFORMANCE & STATISTICS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:
PML

OBJECTIVE:
To provide income exempt from federal income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal income tax.

INCEPTION DATE:
June 28, 2002

TOTAL NET ASSETS(1):
$1,342.7 million

PORTFOLIO MANAGER:
Mark McCray


TOTAL RETURN (2):                                 MARKET PRICE         NAV
--------------------------------------------------------------------------------
Six Months                                            9.85%           6.66%
1 Year                                                9.62%           5.67%
Commencement of Operations (6/28/02) to 11/30/04      4.51%           7.43%


COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (6/28/02) to 11/30/04
[ ] AT MARKET PRICE
[ ] AT NAV

      [THE FOLLOWING DATA REPRESENTS A LINE CHART IN THE PRINTED DOCUMENT]

6/28/02  14.32    15.2
         14.32    15.08
         14.35    15.17
         14.37    15.19
         14.46    15.03
         14.46    15.03
         14.52    15.06
         14.57    15
         14.5     15.02
         14.63    15.04
         14.77    15.02
         14.89    15.11
         15.1     15.04
         15.13    15
         15.17    15.06
         15.09    15.06
         14.28    14.8
         14.15    14.42
         14.41    14.74
         14.66    14.68
         14.53    14.59
         14.33    14.4
         14.22    14.34
         14.51    14.29
         14.58    14.1
         14.66    14.12
         14.5     14.2
         14.64    14.54
         14.52    14.41
         14.49    14.45
         14.41    14.43
         14.38    14.23
         14.39    14.41
         14.55    14.5
         14.57    14.41
         14.39    14.31
         14.6     14.31
         14.68    14.37
         14.48    14.29
         14.55    14.25
         14.27    14.35
         14.35    14.34
         14.54    14.49
         14.53    14.36
         14.57    14.48
         14.64    14.64
         14.7     14.8
         14.68    14.72
         14.66    14.8
         14.69    14.9
         14.77    14.89
         14.64    14.75
         14.54    14.84
         14.56    14.86
         14.55    14.67
         14.36    14.33
         14.06    14.15
         13.42    13.64
         13.73    14
         13.51    13.81
         13.54    13.66
         13.62    13.63
         13.77    14
         13.79    13.81
         14.03    13.82
         14.08    13.79
         14.05    13.95
         13.93    13.8
         13.91    13.68
         14.13    13.73
         14.19    13.77
         14.25    13.95
         14.38    13.84
         14.52    13.92
         14.64    13.82
         14.5     13.98
         14.57    13.8
         14.65    13.93
         14.65    13.9
         14.81    13.99
         14.97    14.48
         14.87    14.61
         14.9     14.53
         14.79    14.8
         14.9     14.84
         14.96    14.73
         15.01    14.52
         14.9     14.75
         14.94    14.97
         14.89    14.9
         14.8     14.8
         14.62    14.79
         14.46    14.74
         14.6     14.25
         14.48    13.98
         14.43    13.71
         14.28    13.69
         14.08    13.28
         13.81    13.2
         13.84    13.02
         14.01    13.31
         13.96    13.39
         13.78    13.15
         13.85    13.23
         13.88    13.11
         14.12    13.61
         14.2     13.94
         14.02    13.89
         14.08    13.85
         14.09    13.97
         14.25    14.17
         14.18    14.19
         14.25    14.41
         14.31    14.5
         14.35    14.46
         14.28    14.39
         14.3     14.37
         14.38    14.43
         14.31    14.46
         14.36    14.6
         14.37    14.56
         14.44    14.63
         14.45    14.57
         14.4     14.32
         14.37    14.43
         14.39    14.34
         14.46    14.34
11/30/04 14.42    14.11



MARKET PRICE/NET ASSET VALUE:
----------------------------------------
Market Price                     $14.11
----------------------------------------
Net Asset Value                  $14.42
----------------------------------------
Discount to Net Asset Value       2.15%
----------------------------------------
Market Price Yield(3)             7.18%
----------------------------------------


MOODY'S RATINGS (AS A % OF TOTAL INVESTMENTS)
---------------------------------------------
BB         0.3%
B          0.6%
VMIG1      0.7%
NR         8.6%
AAA       50.3%
AA         8.0%
A         17.4%
BBB       14.1%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2004.



2 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II PERFORMANCE & STATISTICS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL: PCK

OBJECTIVE:
To provide income exempt from federal and California State income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal and California State income tax.

INCEPTION DATE:
June 28, 2002

TOTAL NET ASSETS(1):
$685.1 million

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                                 MARKET PRICE        NAV
--------------------------------------------------------------------------------
Six Months                                          8.80%            7.72%
1 Year                                              8.45%            6.24%
Commencement of Operations (6/28/02) to 11/30/04    3.59%            5.95%

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (6/28/02) to 11/30/04
[ ] at Market Price
[ ] at NAV

      [THE FOLLOWING DATA REPRESENTS A LINE CHART IN THE PRINTED DOCUMENT]

6/28/02  14.33    15
         14.33    15.1
         14.42    15.28
         14.42    15.26
         14.47    15.04
         14.44    15.29
         14.49    15.28
         14.56    15.28
         14.48    15.22
         14.6     15.05
         14.7     15.18
         14.86    15.25
         15.02    15.25
         15.02    15.1
         14.98    15.07
         14.8     15.07
         14.07    14.26
         13.93    14.42
         14.25    14.72
         14.54    14.8
         14.34    14.67
         14.16    14.27
         14.03    14.35
         14.26    14.1
         14.36    14.18
         14.48    14.18
         14.45    14.25
         14.48    14.25
         14.32    14.11
         14.23    14.05
         14.17    14.08
         14.12    14.05
         14.13    14.12
         14.25    14.06
         14.26    14.1
         14.2     14.19
         14.47    14.5
         14.54    14.36
         14.32    14.36
         14.38    14.4
         14.06    14.31
         14.12    14.24
         14.34    14.25
         14.33    14.28
         14.42    14.54
         14.47    14.64
         14.59    14.78
         14.69    14.82
         14.66    14.78
         14.7     14.96
         14.83    15
         14.57    14.85
         14.35    14.59
         14.36    14.75
         14.29    14.35
         13.97    14.1
         13.62    13.88
         13.06    13.21
         13.31    13.66
         13.03    13.37
         13.09    13.43
         13.14    13.62
         13.32    13.77
         13.33    13.92
         13.57    13.98
         13.64    13.9
         13.59    13.92
         13.45    13.88
         13.52    13.65
         13.68    13.81
         13.76    13.88
         13.81    13.96
         13.94    13.82
         14.08    13.74
         14.2     13.79
         14.04    13.81
         14.12    13.51
         14.22    13.59
         14.23    13.6
         14.35    13.65
         14.54    13.78
         14.44    13.98
         14.41    13.96
         14.28    14.03
         14.41    14.14
         14.49    14.09
         14.56    14.09
         14.48    14.17
         14.56    14.37
         14.51    14.44
         14.41    14.3
         14.16    14.31
         14.03    13.97
         14.13    13.7
         13.93    13.53
         13.94    13.2
         13.79    13.1
         13.57    12.91
         13.28    12.76
         13.33    13.03
         13.53    13.27
         13.42    13.22
         13.27    13.05
         13.38    13.1
         13.44    12.93
         13.67    13.23
         13.76    13.44
         13.66    13.43
         13.7     13.62
         13.65    13.73
         13.96    13.85
         13.87    13.69
         13.92    13.97
         14.01    14.11
         14.02    14.05
         13.98    14.07
         14.02    14.14
         14.14    14.15
         14.03    14.03
         14.08    14.2
         14.09    14.27
         14.18    14.41
         14.21    14.29
         14.13    14.17
         14.08    14.05
         14.11    14.08
         14.17    14.05
11/30/04 14.07    13.94

MARKET PRICE/NET ASSET VALUE:
-----------------------------------------
Market Price                     $13.94
-----------------------------------------
Net Asset Value                  $14.07
-----------------------------------------
Discount to Net Asset Value       0.92%
-----------------------------------------
Market Price Yield(3)             6.99%
-----------------------------------------

MOODY'S RATINGS (AS A % OF TOTAL INVESTMENTS)
---------------------------------------------
A2             0.5%
VMIG1          0.4%
Aaa           57.9%
NR            21.5%
Baa3          12.9%
Baa1           3.1%
A3             2.2%
Aa1            1.5%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2004.


                 11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND II PERFORMANCE & STATISTICS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL: PNI

OBJECTIVE:
Seeks to provide current income exempt from federal, New York State and New York City income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal, New York State and New York City income tax.

Inception Date:
June 28, 2002

TOTAL NET ASSETS(1):
$235.4 million

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                                  MARKET PRICE       NAV
--------------------------------------------------------------------------------
Six Months                                          13.47%          6.66%
1 Year                                              10.36%          4.11%
Commencement of Operations (6/28/02) to 11/30/04     4.66%          5.52%

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (6/28/02) to 11/30/04
[ ] at Market Price
[ ] at NAV

      [THE FOLLOWING DATA REPRESENTS A LINE CHART IN THE PRINTED DOCUMENT]

6/28/02  14.33    15
         14.31    15.2
         14.36    15.11
         14.38    15.35
         14.42    15.02
         14.46    15.35
         14.52    15.08
         14.56    15
         14.48    15.16
         14.59    15.06
         14.69    15.14
         14.76    15.12
         14.91    15.14
         14.91    15.03
         15.02    15.06
         14.95    14.97
         14.29    14.65
         14.16    14.25
         14.35    14.06
         14.62    14.32
         14.51    14.3
         14.33    14.13
         14.19    14.22
         14.44    14.06
         14.55    14.1
         14.63    14.05
         14.62    14.02
         14.71    14.15
         14.544   14.17
         14.541   14.09
         14.416   13.95
         14.403   14.03
         14.44    14
         14.53    14.03
         14.48    14.2
         14.38    14.23
         14.51    14.34
         14.62    14.26
         14.36    14.22
         14.43    14.23
         13.78    14.29
         13.86    14.15
         14.11    14.1
         14.02    14.18
         14.08    14.16
         14.2     14.4
         14.25    14.75
         14.39    14.65
         14.44    14.71
         14.47    14.67
         14.59    14.7
         14.38    14.55
         14.31    14.81
         14.3     14.92
         14.26    14.71
         14.01    14.64
         13.75    14.08
         13.05    14
         13.39    13.84
         13.12    13.85
         13.1     13.71
         13.18    13.8
         13.3     13.98
         13.28    13.9
         13.72    13.57
         13.87    13.69
         13.78    13.84
         13.65    13.64
         13.62    13.79
         13.85    13.72
         13.88    13.8
         13.94    13.85
         14.1     13.75
         14.23    13.71
         14.35    13.89
         14.26    13.9
         14.37    14.02
         14.45    13.8
         14.45    13.84
         14.54    13.82
         14.72    14.19
         14.64    14.33
         14.65    14.38
         14.55    14.45
         14.64    14.58
         14.71    14.42
         14.76    14.6
         14.68    14.76
         14.76    14.81
         14.71    14.66
         14.68    14.8
         14.54    14.76
         14.38    14.59
         14.46    14.09
         14.31    13.95
         14.19    13.48
         14.05    13.45
         13.75    13.12
         13.43    12.71
         13.44    12.74
         13.54    13.05
         13.46    13.3
         13.3     13
         13.4     12.75
         13.44    12.85
         13.68    13.55
         13.76    13.5
         13.65    13.59
         13.69    13.37
         13.71    13.52
         13.87    13.89
         13.81    13.85
         13.87    14.09
         13.94    14.24
         13.98    14.15
         13.94    13.93
         13.98    14.17
         14.04    14.09
         13.95    14.04
         14       14.19
         13.99    14.25
         14.11    14.41
         14.13    14.4
         14.07    14.19
         14.02    14.23
         14.04    14.25
         14.04    14.59
11/30/04 13.94    14.3

MARKET PRICE/NET ASSET VALUE:
--------------------------------------
Market Price                   $14.30
--------------------------------------
Net Asset Value                $13.94
--------------------------------------
Premium to Net Asset Value      2.58%
--------------------------------------
Market Price Yield(3)           6.82%
--------------------------------------

MOODY'S RATINGS (AS A % OF TOTAL INVESTMENTS)
---------------------------------------------
BB             0.5%
NR             7.8%
AAA           27.9%
AA            15.8%
A             21.2%
BBB           26.8%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2004.

4 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                               Credit Rating
  (000)                                                                                Moody's/S&P                     Value
====================================================================================================================================
MUNICIPAL BONDS & NOTES--88.7%
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA--2.4%
$11,145         Birmingham Waterworks & Sewer Board. Rev.,
                     5.00%, 1/1/27-1/1/37, Ser. B (MBIA)                                  Aaa/AAA                   $11,223,740
  1,750         Huntsville Health Care Auth.,
                     5.75%, 6/1/32, Ser. B                                                 A2/NR                      1,826,388
 16,580         Jefferson Cnty. Sewer Rev.,
                     4.75%, 2/1/38, Ser. B (FGIC) (Prerefunded @100, 8/1/12) (a)          Aaa/AAA                    18,077,837
                                                                                                                   ------------
                                                                                                                     31,127,965
                                                                                                                   ============
                ALASKA--0.3%
  3,550         State Housing Finance Corp.,
                     5.25%, 6/1/32, Ser. C (MBIA)                                         Aaa/AAA                     3,567,005
                                                                                                                   ============
                ARIZONA--0.1%
  1,300         Health Fac. Auth. Hospital System Rev.,
                     5.75%, 12/1/32                                                        NR/BBB                     1,275,183
                                                                                                                   ============
                CALIFORNIA--4.0%
  9,610         Alameda Corridor Transportation Auth. Rev.,
                     zero coupon, 10/1/16, Ser. A. (AMBAC)                                Aaa/AAA                     5,586,005
 12,300         Golden State Tobacco Securitization Corp.,
                     Tobacco Settlement Rev.,
                     6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                            Baa3/BBB                   12,230,052
  1,000         Rancho Cucamonga Community Facs. District, Special Tax,
                     6.30%, 9/1/23, Ser. A                                                  NR/NR                     1,021,970
  4,000         Southern California Public Power Auth.,
                     Transmission Project Rev.,
                     zero coupon, 7/1/13                                                   Aa3/A+                     2,812,160
 28,775         State Economic Recovery GO, 5.00%, 7/1/11, Ser. A. (MBIA)                 Aaa/AAA                    31,842,703
                                                                                                                   ------------
                                                                                                                     53,492,890
                                                                                                                   ============
                COLORADO--5.1%
 30,000         Dawson Ridge District No. 1, GO,
                     zero coupon, 10/1/22, Ser. A                                         Aaa/NR                     12,287,700
  5,000         Denver City & Cnty. CP,
                     5.50%, 12/1/25, Ser. B (AMBAC)                                       Aaa/AAA                     5,690,500
 25,000         Health Fac. Auth. Rev., Catholic Health Initiatives,
                     5.50%, 3/1/32                                                        Aa2/AA                     27,701,250
 18,305         Health Fac. Auth. Rev., Exempla Inc.,
                     5.625%, 1/1/33, Ser. A                                                A1/A-                     18,727,113
  6,500         Health Fac. Auth. Rev., Retirement Fac. Rev., Liberty Height,
                     zero coupon, 7/15/22                                                 Aaa/AAA                     2,690,610
                                                                                                                   ------------
                                                                                                                     67,097,173
                                                                                                                   ============
                DISTRICT OF COLUMBIA--1.3%
 17,500         Washington DC Convention Center Auth. Tax Rev.,
                     4.75%, 10/1/28 (AMBAC)                                               Aaa/AAA                    17,108,175
                                                                                                                   ============

                 11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 5

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                                   Credit Rating
   (000)                                                                                     Moody's/S&P                 Value
====================================================================================================================================
                  FLORIDA--3.8%
  $ 8,000         Highlands Cnty. Health Fac. Auth. Rev.,
                       6.00%, 11/15/31, Ser. A                                                   A2/A                 $ 8,526,160
      635         Hillsborough Cnty. Industrial Dev. Rev., Health Fac. Project,
                       5.625%, 8/15/23                                                         Baa2/BBB                   637,242
    2,335         Hillsborough Cnty. Industrial Dev. Auth., Pollution Control
                       Rev., Tampa Electric Co. Project, 5.50%, 10/1/23                        Baa2/BBB-                2,351,041
    7,135         Jacksonville Health Facs. Auth. Rev.,
                       5.25%, 11/15/32, Ser. A                                                  Aa2/AA                  7,246,805
    7,500         JEA St. Johns River Power Park System Rev.,
                       5.00%, 10/1/09                                                           Aa2/AA-                 8,190,375
   11,500         Lakeland Hospital System Rev., Regional Health System,
                       5.50%, 11/15/32                                                           A1/NR                 11,727,585
    3,000         Leesburg Hospital Rev., Leesburg Regional Medical Center
                        Project, 5.50%, 7/1/32                                                   A3/A-                  3,042,510
    7,550         Orange Cnty. Health Fac. Auth. Rev., Adventist Health System,
                       5.625%-6.25%, 11/15/24-11/15/32                                           A2/A                   8,184,849
    1,500         Winter Springs Water & Sewer Rev.,
                       zero coupon, 10/1/29 (FGIC)                                              Aaa/AAA                   412,290
                                                                                                                      -----------
                                                                                                                       50,318,857
                                                                                                                      ===========
                  GEORGIA--0.7%
    4,000         Atlanta Water & Wastewater Rev.,
                       5.00%, 11/1/39, Ser. A (MBIA)                                            Aaa/AAA                 4,017,040
    1,500         Grantor Trust Gov't CP, 4.75%, 6/1/28, Ser. A (MBIA)                          Aaa/AAA                 1,504,230
    9,600         Richmond Cnty. Dev Auth. Rev., zero coupon, 12/1/21                           Aaa/NR                  4,133,664
                                                                                                                      -----------
                                                                                                                        9,654,934
                                                                                                                      ===========
                  HAWAII--1.5%
   19,170         Honolulu City & Cnty. Wastewater System Rev.,
                       First Board Resolution, 4.75%, 7/1/28 (FGIC)                             Aaa/NR                 19,169,233
                                                                                                                      ===========
                  ILLINOIS--17.8%
   11,760         Central Lake Cnty. Water Agency Rev.,
                       5.125%, 5/1/28-5/1/32, Ser. A (AMBAC)                                    Aaa/NR                 12,033,118
    5,000         Cicero GO, 5.25%, 12/1/31 (MBIA)                                              Aaa/AAA                 5,188,650
                  Chicago Board of Education School Reform GO,
   15,535              zero coupon, 12/1/16, Ser. A                                             Aaa/AAA                 8,940,237
    5,000              zero coupon, 12/1/28, Ser. A (FGIC)                                      Aaa/AAA                 1,353,750
    4,500              zero coupon, 12/1/31 (FGIC)                                              Aaa/AAA                 1,018,575
   94,485         Chicago City Colleges GO,
                       zero coupon, 1/1/37-1/1/39 (FGIC)                                        Aaa/AAA                15,417,063
                  Chicago GO,
    5,110              5.00%, 1/1/33, (AMBAC)                                                   Aaa/AAA                 5,146,894
    5,050              5.125%, 1/1/29, Ser. A (FGIC)                                            Aaa/AAA                 5,116,307
    7,000         Chicago Midway Airport Rev.,
                       5.00%, 1/1/31, Ser. B (MBIA)                                             Aaa/AAA                 7,050,750
    9,862         Chicago Special Assessment, Lake Shore East,
                       6.625%-6.75%, 12/1/22-12/1/32                                             NR/NR                 10,235,460
  144,650         Dev. Finance Auth. Retirement Housing Rev.,
                       zero coupon, 7/15/23-7/15/25                                              NR/AAA                49,906,037


6 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                                  Credit Rating
   (000)                                                                                    Moody's/S&P                  Value
====================================================================================================================================
                   ILLINOIS--(CONTINUED)
$   20,100         Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
                        5.625%, 1/1/28                                                        A2/NR                  $  20,670,036
     1,000         McHenry & Kane Cnty. Community Consolidated
                        School District 158, zero coupon, 1/1/12 (FGIC)                      Aaa/AAA                       750,840
   110,000         Metropolitan Pier & Exposition Auth.,
                        zero coupon, 12/15/30-12/15/33 (MBIA)                                Aaa/AAA                    25,300,600
     4,500         Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC)                             Aaa/AAA                     4,492,440
    10,000         State GO, 5.00%, 3/1/34, Ser. A                                           Aa3/AA                     10,050,700
    68,470         State Sports Facs. Auth, zero coupon, 6/15/30 (AMBAC)                     Aaa/AAA                    52,822,551
                                                                                                                     -------------
                                                                                                                       235,494,008
                                                                                                                     =============
                   INDIANA--0.6%
     3,000         Brownsburg 1999 School Building Corp.,
                        5.00%-5.25%, 3/15/25-9/15/25, Ser. A (FSA)                           Aaa/AAA                     3,137,060
     4,125         Fort Wayne Pollution Control Rev., 6.20%, 10/15/25                        Baa2/BBB-                   4,312,811
       500         State Bank Rev., 5.25%, 4/1/30, Ser. D (AMBAC)                            Aaa/AAA                       516,535
                                                                                                                     -------------
                                                                                                                         7,966,406
                                                                                                                     =============
                   IOWA--0.6%
     8,850         Tobacco Settlement Auth.,
                        5.60%, 6/1/35, Ser. B                                                Baa3/BBB                    7,612,062
                                                                                                                     =============
                   KANSAS --0.2%
     2,800         Univ. of Kansas, Hospital Auth. Health Facs. Rev.,
                        5.625%, 9/1/32                                                        NR/A-                      2,873,024
                                                                                                                     =============
                   KENTUCKY--0.9%
                   Economic Dev. Finance Auth. Hospital Facs. Rev.,
     2,500              5.25%, 10/1/30                                                        A1/AA-                     2,543,125
     8,210              6.00%, 10/1/19                                                        A3/A                       9,126,072
                                                                                                                     -------------
                                                                                                                        11,669,197
                                                                                                                     =============
                   LOUISIANA--4.6%
    20,400         Public Facs. Auth. Rev., Ochsner Clinic Foundation,
                        5.50%, 5/15/32, Ser. B                                                A3/NR                     20,799,636
    44,395         Tobacco Settlement Financing Corp.,
                        5.875%, 5/15/39, Ser. 2001B                                          Baa3/BBB                   39,982,137
                                                                                                                     -------------
                                                                                                                        60,781,773
                                                                                                                     =============
                   MARYLAND--0.1%
     1,000         State Health & Higher Educational Fac. Auth. Rev.,
                        Adventist Healthcare, 5.75%, 1/1/25, Ser. A,                         Baa1/NR                     1,036,420
                                                                                                                     =============
                   MASSACHUSETTS--3.7%
     1,300         Bay Transportation Auth., 4.75%, 3/1/21, Ser. A (MBIA)                    Aaa/AAA                     1,328,964
    18,205         State College Building Auth. Project Rev.,
                        5.50%, 5/1/28-5/1/39, Ser. B (XLCA)                                  Aaa/AAA                    19,948,718
     9,000         State GO, 5.00%, 8/1/11, Ser. A (MBIA)                                    Aaa/AAA                     9,924,840
     4,295         State Turnpike Auth., 4.75%, 1/1/34 Ser. A (AMBAC)                        Aaa/AAA                     4,221,684
                   State Water Res. Auth.,
    12,050              4.75%, 8/1/37, Ser. A. (FSA)                                         Aaa/AAA                    11,737,062
     2,300              4.75%, 12/1/21, Ser. B (MBIA)                                        Aaa/AAA                     2,325,553
                                                                                                                     -------------
                                                                                                                        49,486,821
                                                                                                                     =============

                 11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 7

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                                  Credit Rating
   (000)                                                                                    Moody's/S&P                  Value
====================================================================================================================================
                 MICHIGAN--2.7%
$ 10,250         Detroit City School District, GO,
                      5.00%-5.125%, 5/1/31-5/1/32, Ser. A                                     Aaa/AAA               $ 10,364,568
   2,500         Detroit Water Supply System,
                      5.00%, 7/1/30, Ser. A (FGIC)                                            Aaa/AAA                  2,520,800
   2,000         State GO, 5.25%, 12/1/09                                                     Aa1/AA+                  2,213,140
   5,000         State Hospital Finance Auth. Rev., Ascension Health,
                      5.25%, 11/15/26, Ser. B                                                 Aa2/AA                   5,085,550
  15,425         State Hospital Finance Auth. Rev., Oakwood Obligation Group,
                      5.75%-6.00%, 4/1/22-4/1/32, Ser. A                                       A2/A                   15,999,410
                                                                                                                    ------------
                                                                                                                      36,183,468
                                                                                                                    ============
                 MISSISSIPPI--0.4%
   3,605         Business Finance Corp., Pollution Control Rev.,
                      5.875%, 4/1/22                                                          Ba1/BBB                  3,624,467
   1,000         Dev. Bank Special Obligation, Projects &
                      Equipment Acquisitions, 5.00%, 7/1/24 (AMBAC)                           Aaa/AAA                  1,061,890
                                                                                                                    ------------
                                                                                                                       4,686,357
                                                                                                                    ============
                 MISSOURI--0.1%
   1,500         St. Louis Parking Facs. Rev., Downtown Parking Facility,
                      6.00%, 2/1/28                                                            NR/NR                   1,529,550
                                                                                                                    ============
                 NEBRASKA--0.4%
   5,140         University of Nebraska Rev., Lincoln Memorial Stadium,
                      5.25%, 11/1/29                                                           A1/A-                   5,605,427
                                                                                                                    ============
                 NEVADA--1.8%
   3,400         Clark Cnty. GO, 5.00%, 6/1/31 (FGIC)                                         Aaa/AAA                  3,431,892
  17,030         Reno Transportation Project Rev.,
                      5.125%-5.25%, 6/1/27-6/1/41 (AMBAC)                                     Aaa/AAA                 17,446,660
   3,290         Truckee Meadows Water Auth Rev.,
                      5.125%, 7/1/30, Ser. A (FSA)                                            Aaa/AAA                  3,373,829
                                                                                                                    ------------
                                                                                                                      24,252,381
                                                                                                                    ============
                 NEW HAMPSHIRE--0.2%
   3,000         Health & Educational Facs. Auth. Hospital Rev.,
                      6.125%, 7/1/32                                                          Baa1/BBB+                3,053,070
                                                                                                                    ============
                 NEW JERSEY--2.5%
      60         Camden Cnty. Improvement Auth. Rev., Cooper Health,
                      5.875%-6.00%, 2/15/15-2/15/27                                           Baa3/BBB                    61,306
  15,405         Economic Dev. Auth., Kapkowski Road Landfill Project,
                      Special Assessment, 5.75%, 10/1/21-4/1/31                               Baa3/NR                 16,242,804
                 Economic Dev. Auth. Rev., Arbor Glen,
     225              6.00%, 5/15/28, Ser. A (Pre-refunded @ 102, 5/15/09) (a)                 NR/NR                     259,414
     525              6.00%, 5/15/28, Ser. A                                                   NR/NR                     505,817
   3,500         State Educational Fac. Auth. Rev.,
                      6.00%, 7/1/25, Ser. D                                                    NR/NR                   3,706,500
  13,030         Tobacco Settlement Financing Corp., Rev.,
                      6.00%-6.75%, 6/1/37-6/1/43                                              Baa3/BBB                12,243,742
                                                                                                                    ------------
                                                                                                                      33,019,583
                                                                                                                    ============


8 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                               Credit Rating
  (000)                                                                                Moody's/S&P                     Value
====================================================================================================================================
                NEW MEXICO--0.4%
$ 5,000         Farmington Pollution Control Rev., 5.80%, 4/1/22                          Baa2/BBB                   $ 5,062,800
                                                                                                                     ===========
                NEW YORK--2.8%
                Metropolitan Transportation Auth. Rev.,
 10,600              5.00%, 11/15/30, Ser. A (FSA)                                         Aaa/AAA                    10,731,440
 10,000              5.25%, 11/15/32                                                        A2/A                      10,287,400
  7,000         New York City Municipal Water Finance Auth.,
                     Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A                     Aa2/AA+                     7,015,680
  6,700         State Dormitory Auth. Rev., 5.00%, 7/1/34, Ser. 1                          Aa2/AA                      6,778,926
  2,000         State Environmental Facilities Corp., 5.00%, 6/15/28                       Aaa/AAA                     2,048,800
                                                                                                                     -----------
                                                                                                                      36,862,246
                                                                                                                     ===========
                OHIO--0.6%
  7,500         Lorain Cnty. Hospital Rev., 5.375%, 10/1/30                                 A1/AA-                     7,616,700
                                                                                                                     ===========
                PENNSYLVANIA--3.2%
  7,250         Allegheny Cnty. Hospital Dev. Auth. Rev.,
                     9.25%, 11/15/15-11/15/30, Ser. B                                       B1/B                       8,394,803
  4,500         Cumberland Cnty. Auth. Retirement Community Rev.,
                     7.25%, 1/1/35, Ser. A                                                  NR/NR                      4,710,150
  8,750         Montgomery Cnty. Higher Education & Health Auth.
                     Hospital Rev., 5.125%, 6/1/27-6/1/32, Ser. A                           NR/A                       8,782,025
  5,000         Philadelphia Auth. Dev. Lease Rev.,
                     5.25%, 10/1/30, Ser. B (FSA)                                          Aaa/AAA                     5,138,450
  3,050         Philadelphia Auth. Industrial Dev. Rev. Doubletree,
                     6.50%, 10/1/27                                                         NR/NR                      3,101,758
  3,000         Philadelphia GO, 5.25%, 9/15/25 (FSA)                                      Aaa/AAA                     3,133,440
  8,520         Philadelphia Hospital & Higher Education Facs. Auth. Rev.,
                     6.85%, 7/1/22                                                         Baa2/BBB                    8,640,388
    500         Pittsburgh & Allegheny Cnty. Public Auditorium,
                     5.00%, 2/1/29 (AMBAC)                                                 Aaa/AAA                       502,415
                                                                                                                     -----------
                                                                                                                      42,403,429
                                                                                                                     ===========
                PUERTO RICO--0.3%
  4,200         Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser NN                      A3/A-                     4,283,034
                                                                                                                     ===========
                RHODE ISLAND--4.3%
 62,000         Tobacco Settlement Financing. Corp.,
                     6.25%, 6/1/42, Ser. A                                                 Baa3/BBB                   57,315,280
                                                                                                                     ===========
                SOUTH CAROLINA--5.8%
 27,745         Greenville Cnty. School District, 5.50%, 12/1/28                             A1/AA-                   29,173,868
 18,120         Jobs Economic Dev. Auth. Economic Dev. Rev.,
                     5.625%, 11/15/30                                                        A3/A-                    18,438,730
 23,500         Lexington Cnty. Health Services District Hospital Rev.,
                     5.50%-5.75%, 11/1/28-5/1/37                                             A2/A                     24,097,360
  3,250         Tobacco Settlement Rev., 6.375%, 5/15/28, Ser. B                           Baa3/BBB                    3,140,702
  1,180         Transportation Infrastructure Rev.,
                     5.00%, 10/1/29, Ser. A (AMBAC)                                         Aaa/NR                     1,302,448
                                                                                                                     -----------
                                                                                                                      76,153,108
                                                                                                                     ===========


                 11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 9

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                               Credit Rating
  (000)                                                                                Moody's/S&P                     Value
====================================================================================================================================
                 TENNESSEE--3.1%
$  1,815         Knox Cnty., GO, 5.00%, 2/1/17, Ser. A                                     Aa2/AA                   $  1,990,184
   3,750         Knox Cnty. Health Educational & Housing Facs. Board
                      Hospital Facs. Rev., 5.25%, 10/1/30                                   A1/AA-                     3,834,225
  32,785         Memphis Electric System Rev., 5.00%, 12/1/11 Ser. A (MBIA)                Aaa/AAA                    35,812,695
                                                                                                                    ------------
                                                                                                                      41,637,104
                                                                                                                    ============
                 TEXAS--10.5%
   1,000         Arlington Independent School District GO,
                      5.00%, 2/15/24 (PSF)                                                 Aaa/NR                      1,024,260
   4,480         Aubrey Independent School Dist., GO,
                      5.50%, 2/15/33 (PSF)                                                 Aaa/NR                      4,788,717
   6,500         Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services
                      Corp., 5.375%, 1/1/32                                                 NR/A-                      6,529,835
   2,700         Comal Cnty. Health Facs., Mckenna Memorial Hospital
                      Project, 6.25%, 2/1/32                                               Baa2/BBB                    2,744,523
   5,000         Dallas Area Rapid Transit, 5.00%, 12/1/31 (AMBAC)                         Aaa/AAA                     5,011,700
  20,000         Frisco Independent School District GO,
                      zero coupon, 8/15/34                                                 Aaa/NR                      3,889,400
  19,750         Harris Cnty. GO, 5.125%, 8/15/31                                          Aa1/AA+                    22,040,013
   5,250         Harris Cnty. Health Facs. Dev. Corp. Rev.,
                      5.375%, 2/15/26, Ser. A                                               NR/AA-                     5,351,535
  25,000         Harris Cnty. Senior Lien Toll Road,
                      5.00%, 8/15/30 (FSA)                                                 Aaa/AAA                    25,204,750
   7,500         Keller Independent School District GO,
                      4.875%, 8/15/31(PSF)                                                 Aaa/AAA                     7,471,725
   3,170         Little Elm Independent School District GO,
                      5.30%, 8/15/29, Ser. A (PSF)                                          NR/AAA                     3,299,716
   6,250         North Dallas Thruway Auth. Rev.,
                      4.75%, 1/1/29 (FGIC)                                                 Aaa/AAA                     6,161,563
   5,000         Quinlin Independent School District GO,
                      5.10%, 2/15/32 (PSF)                                                  Aaa/NR                     5,087,000
  14,000         State Affordable Housing Corp., Multifamily Housing Rev.,
                      5.40%, 9/1/22, Ser. A                                                Aaa/AAA                    14,051,380
                 State Turnpike Auth. Central Turnpike System Rev.,
  10,000              zero coupon, 8/15/19, Ser. A (AMBAC)                                 Aaa/AAA                     4,972,300
   8,880              5.00%, 8/15/42, Ser. A (AMBAC)                                       Aaa/AAA                     8,879,378
   4,900         State Water Financial Assistance, GO,
                      5.00%-5.25%, 8/1/35-8/1/36                                           Aa1/AA                      4,982,436
   8,000         Wichita Falls Water & Sewer Rev.,
                      5.00%, 8/1/27 (AMBAC)                                                Aaa/AAA                     8,121,680
                                                                                                                    ------------
                                                                                                                     139,611,911
                                                                                                                    ============
                 VIRGINIA--0.5%
   6,500         Fredericksburg Industrial Dev., Medicorp Health System,
                      5.125%-5.25%, 6/15/27-6/15/33, Ser. B                                 A3/NR                      6,515,330
                                                                                                                    ============
                 WASHINGTON--0.6%
   2,250         Energy Northwest Electric Rev., 5.25%, 7/1/09, Ser. A                     Aaa/AAA                     2,469,015
   5,000         Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)                          Aaa/AAA                     5,035,200
                                                                                                                    ------------
                                                                                                                       7,504,215
                                                                                                                    ============

10 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                               Credit Rating
  (000)                                                                                Moody's/S&P                     Value
====================================================================================================================================
                 WISCONSIN--0.8%
$ 10,175         Badger Tobacco Asset Securitization Corp.,
                      6.00%- 6.125%, 6/1/17-6/1/27                                        Baa3/BBB                $   10,066,883
   1,000         State Health & Educational Facs. Auth. Rev.,
                      5.375%, 10/1/30                                                       NR/A+                      1,009,140
                                                                                                                  --------------
                                                                                                                      11,076,023
                                                                                                                  ==============

                 Total Municipal Bonds & Notes (cost-$1,131,664,256)                                               1,174,102,142
                                                                                                                  ==============

------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES (b) (c) (d)--9.3%
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA--1.6%
  9,000         Birmingham Waterworks & Sewer Board,
                     8.56%, 1/1/33, Ser. 947 (MBIA)                                        Aaa/NR                      9,670,680
  6,675         Jefferson Cnty. Sewer Rev.,
                     12.95%, 11/1/30, Ser. 352 (FGIC)                                      Aaa/NR                      9,092,485
  2,100         Montgomery Special Care Fac.,
                     12.16%, 11/15/29, Ser. 435 (MBIA)                                     Aaa/NR                      2,215,017
                                                                                                                  --------------
                                                                                                                      20,978,182
                                                                                                                  ==============
                COLORADO--0.2%
  2,813         Denver City & Cnty. Airport Rev.,
                     14.06%, 11/15/25, Ser. 425 (FSA)                                      Aaa/NR                      2,997,337
                                                                                                                  ==============
                FLORIDA--0.5%
  2,228         Orange Cnty. School Board, CP,
                     14.15%, 8/1/24, Ser. 328 (MBIA)                                       Aaa/NR                      2,498,008
  4,052         State Governmental Utilities Auth. Rev.,
                     14.15%, 10/1/29, Ser. 327 (AMBAC)                                     Aaa/NR                      4,304,962
                                                                                                                  --------------
                                                                                                                       6,802,970
                                                                                                                  ==============
                ILLINOIS--1.2%
                Chicago GO,
  4,450              8.29%, 1/1/28, Ser. 332 (MBIA)                                        Aaa/NR                      4,564,276
  3,300              13.83%, 1/1/40, Ser. 426 (FGIC)                                       Aaa/NR                      3,978,579
  1,932         Cook Cnty., 12.16%, 11/15/28, Ser. 403 (FGIC)                              Aaa/NR                      1,958,662
  5,000         State GO, 8.56%, 4/1/27, Ser. 783                                          Aaa/NR                      5,437,700
                                                                                                                  --------------
                                                                                                                      15,939,217
                                                                                                                  ==============
                MASSACHUSETTS--2.7%
  2,100         Boston Water & Sewer Community Rev.,
                     12.25%, 11/1/28, Ser. 434 (FGIC)                                      Aaa/NR                      2,178,603
  2,420         State GO, 17.17%, 11/1/30, Ser. 785 (FGIC)                                 Aaa/NR                      3,618,118
                State Turnpike Auth. Rev.,
 14,163              8.10%, 1/1/39, Ser. 335 (AMBAC)                                       Aaa/NR                     14,236,995
  4,500              12.25%, 1/1/37, Ser. 489 (MBIA)                                       NR/AAA                      4,543,200
 11,049              12.25%, 1/1/37, Ser. 334 (MBIA)                                       Aaa/NR                     11,155,070
                                                                                                                  --------------
                                                                                                                      35,731,986
                                                                                                                  ===============
                NEVADA--0.3%
  3,300         State GO, 12.11%, 5/15/28, Ser. 344 (FGIC)                                 Aaa/NR                      3,368,871
                                                                                                                  ===============


                11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 11

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                Credit Rating
  (000)                                                                                 Moody's/S&P                     Value
====================================================================================================================================
                 NEW MEXICO--0.2%
$  2,000         State Finance Auth., Transportation Rev.,
                      8.06%, 6/15/12 (AMBAC)                                                Aaa/NR                  $  2,388,720
                                                                                                                    ============
                 OHIO--0.2%
   1,975         Hamilton Cnty. Sales Tax,
                      14.24%, 12/1/27, Ser. 356 (MBIA)                                      Aaa/NR                     2,116,094
                                                                                                                    ============
                 PENNSYLVANIA--0.5%
                 Philadelphia School District, GO,
   2,505              11.28%, 4/1/27, Ser. 345 (MBIA)                                       Aaa/NR                     2,470,356
   4,016              11.33%, 4/1/27, Ser. 496 (MBIA)                                       Aaa/NR                     3,959,966
                                                                                                                    ------------
                                                                                                                       6,430,322
                                                                                                                    ============
                 TENNESSEE--0.5%
   6,000         Memphis Electric System Rev.,
                      8.06%, 12/1/11, Ser. 880 (MBIA)                                       Aaa/NR                     7,108,200
                                                                                                                    ============
                 TEXAS--1.1%
   3,075         Denton Utility System Rev.,
                      14.71%, 12/1/29, Ser. 428 (MBIA)                                      Aaa/NR                     3,292,956
   1,650         Houston Airport System Rev.,
                      12.04%, 7/1/25, Ser. 404 (FGIC)                                       Aaa/NR                     1,715,670
                 Houston Water & Sewer System Rev.,
   2,750              14.21%, 12/1/28, Ser. 427 (FSA)                                       Aaa/NR                     3,843,730
   3,838              15.21%, 12/1/30, Ser. 495 (FGIC)                                      NR/AAA                     5,621,323
                                                                                                                    ------------
                                                                                                                      14,473,679
                                                                                                                    ============
                 WASHINGTON--0.3%
   4,550         Central Puget Sound Regional Transit Auth. Sales Tax
                      & Motor,
                      7.54%, 2/1/28, Ser. 360 (FGIC)                                        Aaa/NR                     4,448,626
                                                                                                                    ============

                 Total Variable Rate Notes (cost-$109,722,085)                                                       122,784,204
                                                                                                                    ============

------------------------------------------------------------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (d) (e)--0.7%
------------------------------------------------------------------------------------------------------------------------------------
                 CONNECTICUT--0.1%
   1,000         State Health & Educational Fac. Auth. Rev., 1.60%,
                      12/1/04                                                             VMIG1/A-1+                   1,000,000
                                                                                                                    ============
                 ILLINOIS--0.4%
   6,000         State Finance Auth. Rev., Northwestern University,
                      1.63%, 12/1/04                                                      VMIG1/A-1+                   6,000,000
                                                                                                                    ============
                 MISSOURI--0.2%
   2,590         University of Missouri, University Rev.,
                      1.67%, 12/1/04, Ser. A                                              VMIG1/A-1+                   2,590,000
                                                                                                                    ============

                 Total Variable Rate Demand Notes (cost-$9,590,000)                                                    9,590,000
                                                                                                                    ============


12 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                Credit Rating
  (000)                                                                                 Moody's/S&P                     Value
====================================================================================================================================
U.S. TREASURY BILLS (f)--1.6%
------------------------------------------------------------------------------------------------------------------------------------
$ 21,828         1.56%-1.91%, 12/2/04-3/3/05 (cost-$21,801,027)                           Aaa/AAA                  $   21,799,459
                                                                                                                   --------------

                 TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN
                 (cost-$1,272,777,368)--100.3%                                                                      1,328,275,805
                                                                                                                   ==============

------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN (g)--(0.3)%
------------------------------------------------------------------------------------------------------------------------------------
Contracts
---------
                 U.S. Treasury Bond Futures, Chicago Board of Trade:
    (895)             Strike Price $106, expires 2/18/05                                                               (4,275,140)
    (672)             Strike Price $113, expires 2/18/05                                                                 (294,000)
                                                                                                                   --------------

                 Total options written (premiums received-$6,036,358)                                                  (4,569,140)
                                                                                                                   ==============

                 TOTAL INVESTMENTS NET OF CALL OPTIONS WRITTEN
                 (cost-$1,266,741,010)--100%                                                                       $1,323,706,665
                                                                                                                   ==============

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                Credit Rating
  (000)                                                                                 Moody's/S&P                     Value
====================================================================================================================================
CALIFORNIA MUNICIPAL BONDS & NOTES--86.7%
------------------------------------------------------------------------------------------------------------------------------------
$ 31,300         ABAG Financing Auth. Rev.,
                      5.20%-5.35%, 11/15/22-11/15/32, Ser. A                                NR/A                    $ 32,152,955
   2,000         ABC Unified School Dist. GO,
                      zero coupon, 8/1/23, Ser. B (FGIC)                                   Aaa/AAA                       765,940
   1,000         Alpine Union School Dist. GO,
                      zero coupon, 8/1/24, Ser B (FSA)                                     Aaa/AAA                       365,870
   8,115         Anaheim City School Dist. GO,
                      5.00%, 8/1/26 (FGIC)                                                 Aaa/AAA                     8,306,270
  23,000         Bakersfield, CP, zero coupon, 4/15/21, Ser. B                              NR/AAA                    10,282,150
   1,945         Bay Area Govt. Assoc. Improvement Bd. Act 1915,
                      6.30%, 9/2/25                                                        Aaa/AAA                     1,998,410
   2,000         Bay Area Govt. Assoc. Lease Rev.,
                      5.00%, 7/1/32 (AMBAC)                                                Aaa/AAA                     2,013,540
   1,085         Capistrano Unified School Dist., Community
                      Fac. Dist. Special Tax, 5.70%, 9/1/20                                 NR/NR                      1,103,705
   2,300         Ceres Unified School Dist., GO,
                      zero coupon, 8/1/27 (FGIC)                                           Aaa/AAA                       655,132
   9,865         Chula Vista Special Tax, 6.05%-6.20%, 9/1/25-9/1/33                        NR/NR                     10,090,222
   8,035         Clovis Unified School Dist., GO,
                      zero coupon, 8/1/23-8/1/27, Ser. B (FGIC)                            Aaa/AAA                     2,682,159
   1,410         Community College Financing Auth. Lease Rev.,
                      5.00%, 8/1/27, Ser. A (AMBAC)                                        Aaa/AAA                     1,434,703
   6,355         Corona-Norco Unified School Dist., Public Financing
                      Auth. Special Tax, 5.55%-6.10%, 9/1/15-9/1/32, Ser. A                 NR/NR                      6,424,035
   1,110         Corona-Norco Unified School Dist. Special Tax,
                      5.10%, 9/1/25 (AMBAC)                                                Aaa/AAA                     1,141,369
   2,800         Cotati Redev. Agcy. Tax Allocation,
                      5.00%, 9/1/31, Ser. A (MBIA)                                         Aaa/AAA                     2,807,728
   3,000         Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)                   Aaa/AAA                     3,047,850
   3,475         Educational Facs. Auth. Rev., Loyola Marymount Univ.,
                      zero coupon, 10/1/34 (MBIA)                                           Aaa/NR                       671,057
   2,825         Empire Union School Dist. Special Tax.,
                      zero coupon, 10/1/30-10/1/32 (AMBAC)                                 Aaa/AAA                       641,853
   1,000         Escondido Union School Dist. GO,
                      zero coupon, 8/1/27 (FSA)                                            Aaa/AAA                       292,430
   2,440         Eureka Unified School Dist. GO, zero coupon, 8/1/27 (FSA)                 Aaa/AAA                       713,529
                 Foothill Eastern Corridor Agcy. Toll Road Rev.,
  32,010              zero coupon, 1/1/25-1/1/30, Ser. A                                   Aaa/AAA                     9,716,481
   1,500              zero coupon, 1/15/27, Ser. A (MBIA)                                  Aaa/AAA                     1,255,950
     400         Franklin-McKinley School Dist. GO,
                      5.00%, 8/1/27, Ser. B (FSA)                                          Aaa/AAA                       408,432
  47,900         Golden State Tobacco Securitization Corp. Rev.,
                      6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                            Baa3/BBB                   47,657,452
     565         Health Facs. Finance Auth.Rev., Catholic Healthcare Facs.,
                      5.00%, 7/1/28, Ser. A                                                Baa1/BBB+                     537,208
  11,490         Health Facs. Financing Auth. Rev.,
                      5.125%-5.375%, 11/1/20-1/1/26                                          NR/A                     11,917,314


14 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                Credit Rating
  (000)                                                                                 Moody's/S&P                     Value
====================================================================================================================================
$  1,750         Huntington Beach Community Facs. Dist. Special Tax,
                      6.30%, 9/1/32                                                         NR/NR                    $ 1,788,447
   2,080         Industry Urban Dev. Agcy. Tax Allocation,
                      4.75%, 5/1/21 (MBIA)                                                 Aaa/AAA                     2,126,779
   7,000         Irvine Improvement Board Act 1915 Special Assessment,
                      5.70%, 9/2/26                                                         NR/NR                      7,073,500
   1,900         Jurupa Unified School Dist. GO, zero coupon, 5/1/27 (FGIC)                Aaa/AAA                       555,617
   2,450         Kings Canyon JT Unified School Dist. GO,
                      zero coupon, 8/1/27 (FGIC)                                           Aaa/AAA                       716,453
   5,300         Livermore-Amador Valley Water Management Agcy.,
                      Sewer Rev.,
                      5.00%, 8/1/31 (AMBAC)                                                Aaa/AAA                     5,344,467
   5,935         Long Beach Unified School Dist., GO,
                      5.00%, 8/1/27, Ser. C (MBIA)                                          Aaa/NR                     6,051,801
                 Los Angeles, CP,
   9,895              5.00%, 2/1/27 (MBIA)                                                 Aaa/AAA                    10,043,029
   2,685              5.00%, 10/1/27, Ser. AU (MBIA)                                       Aaa/AAA                     2,728,282
   7,200         Los Angeles Wastewater Syst. Rev.,
                      5.00%, 6/1/30, Ser. A (FGIC)                                         Aaa/AAA                     7,271,640
   1,000         Manhattan Beach Unified School Dist. GO,
                      zero coupon, 9/1/25 (FGIC)                                           Aaa/AAA                       333,780
   7,295         Manteca Redev. Agcy Tax Allocation,
                      5.00%, 10/1/32 (FSA)                                                 Aaa/AAA                     7,345,190
                 Manteca Unified School Dist.Special Tax,
   5,330              5.00%, 9/1/29, Ser. C (MBIA)                                         Aaa/AAA                     5,387,564
   2,365              zero coupon, 9/1/25 (MBIA)                                           Aaa/AAA                       781,467
   4,000         Merced Cnty., CP, 5.00%, 6/1/32 (AMBAC)                                   Aaa/NR                      4,034,800
   7,320         Modesto Elementary School Dist., Stanislaus Cnty. GO,
                      zero coupon, 8/1/23-5/1/27, Ser. A (FGIC)                            Aaa/AAA                     2,540,440
   2,150         Modesto High School Dist., Stanislaus Cnty. GO,
                      zero coupon, 8/1/26, Ser. A (FGIC)                                   Aaa/AAA                       673,638
   1,000         Modesto Public Financing Auth. Lease Rev.,
                      5.00%, 9/1/29 (AMBAC)                                                Aaa/AAA                     1,012,730
   2,385         Monrovia Financing Auth. Lease Rev.,
                      5.125%, 12/1/31 (AMBAC)                                              Aaa/AAA                     2,445,961
   8,590         Montebello Unified School Dist. GO,
                      zero coupon, 8/1/24-8/1/27 (FGIC)                                    Aaa/AAA                     2,831,685
   2,400         Morgan Hill Unified School Dist. GO,
                      zero coupon, 8/1/23 (FGIC)                                           Aaa/AAA                       919,128
   1,500         Mountain View-Whisman School Dist. GO,
                      5.00%, 6/1/27 Ser. D (MBIA)                                          Aaa/AAA                     1,531,215
   1,800         Murrieta Redev. Agcy. Tax, 5.00%, 8/1/32 (MBIA)                           Aaa/AAA                     1,812,222
   3,245         Newark Unified School Dist. GO,
                      zero coupon, 8/1/26, Ser D (FSA)                                     Aaa/AAA                     1,016,723
   3,580         Oakland Redev. Agcy. Tax Allocation,
                      5.25%, 9/1/27-9/1/33                                                  NR/A-                      3,557,700
   1,000         Orange Cnty. Community Facs. Dist. Special Tax,
                      6.00%, 8/15/25, Ser. A                                                NR/NR                      1,027,610

                11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                 Credit Rating
  (000)                                                                                  Moody's/S&P                     Value
====================================================================================================================================
$  12,000         Orange Cnty. Sanitation Dist. CP, 5.25%, 2/1/30 (FGIC)                    Aaa/AAA                  $ 12,403,920
    3,685         Palmdale Community Redev. Agcy. Tax Allocation,
                       zero coupon, 12/1/30-12/1/32 (AMBAC)                                 Aaa/AAA                       835,049
    1,750         Paramount Unified School Dist. GO,
                       zero coupon, 9/1/23, Ser. B (FSA)                                    Aaa/AAA                       667,328
                  Perris Public Financing Auth. Rev., Tax Allocation,
    1,190              4.75%, 10/1/23, Ser. B (MBIA)                                        Aaa/AAA                     1,212,396
    2,580              5.375%-5.625%, 10/1/20-10/1/31, Ser. C                                NR/BBB                     2,648,639
   14,200         Poway Unified School Dist. Special Tax,
                       5.50%-6.125%, 9/1/25-9/1/33                                           NR/NR                     14,259,104
    2,000         Rancho Cucamonga Community Facs. Dist., Special Tax,
                       6.375%, 9/1/31, Ser. A                                                NR/NR                      2,038,980
    1,500         Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)                      Aaa/AAA                       366,300
    3,510         Riverside CP, 5.00%, 9/1/33 (AMBAC)                                        NR/AAA                     3,544,398
   17,500         Rocklin Unified School Dist. GO,
                       zero coupon, 8/1/24-8/1/27 (FGIC)                                    Aaa/AAA                     5,704,905
    9,250         Roseville Redev. Agcy. Tax Allocation,
                       5.00%, 9/1/27-9/1/33 (MBIA)                                          Aaa/AAA                     9,344,958
                  Sacramento City Financing Auth. Rev.,
    4,500              5.00%, 12/1/32, Ser. A (FSA)                                         Aaa/AAA                     4,541,310
    4,835              6.25%, 9/1/23                                                         NR/NR                      4,980,243
   12,490         Sacramento Cnty. Airport Syst. Rev.,
                       5.00%, 7/1/32, Ser. A (FSA)                                          Aaa/AAA                    12,599,288
   16,285         San Diego Cnty. Water Auth. Water Rev., CP,
                       5.00%, 5/1/28-5/1/29, Ser. A (MBIA)                                  Aaa/AAA                    16,462,393
    1,500         San Diego Public Facs. Financing Auth. Lease Rev.,
                       5.00%, 4/1/32 (MBIA)                                                 Aaa/AAA                     1,512,720
    1,000         San Diego Public Facs. Financing Auth. Sewer Rev.,
                       5.00%, 5/15/29, Ser. A (FGIC)                                        Aaa/AAA                     1,020,400
   14,000         San Diego Public Facs. Financing Auth. Water Rev.,
                       5.00%, 8/1/32 (MBIA)                                                 Aaa/AAA                    14,123,200
                  San Francisco City & Cnty. Airport Community, Int'l
                       Airport Rev.,
    5,585              4.50%, 5/1/28, Ser. 15B (MBIA)                                       Aaa/AAA                     5,305,471
   20,300              5.00%, 5/1/32, Ser. 28B (MBIA)                                       Aaa/AAA                    20,537,104
   10,405         San Joaquin Hills Transportation Corridor Agcy. Toll Road
                       Rev., zero coupon, 1/1/25                                            AAA/AAA                     3,792,831
   10,190         San Jose, GO,  5.125%, 9/1/31                                             Aa1/AA+                    10,407,557
    7,875         San Juan Unified School Dist. GO,
                       zero coupon, 8/1/23-8/1/26 (FSA)                                     Aaa/AAA                     2,590,676
    4,835         San Mateo Foster City School Dist. GO,
                       5.10%, 8/1/31 (FGIC)                                                 Aaa/AAA                     4,932,957
    2,300         San Mateo Union High School Dist. GO,
                       zero coupon, 9/1/20 (FGIC)                                           Aaa/AAA                     1,056,919
    1,730         San Rafael City High School Dist. GO,
                       5.00% 8/1/27, Ser. B (FSA)                                           Aaa/AAA                     1,762,957
    3,280         San Rafael Elementary School Dist. GO,
                       5.00%, 8/1/27, Ser. B (FSA)                                          Aaa/AAA                     3,342,484


16 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                 Credit Rating
  (000)                                                                                  Moody's/S&P                     Value
====================================================================================================================================
$ 8,690         Santa Clara Unified School Dist. GO,
                     5.00%, 7/1/25-7/1/27 (MBIA)                                          Aaa/AAA                   $ 8,891,978
  1,260         Santa Cruz Cnty., CP, 5.25%, 8/1/32                                        A3/NR                      1,279,958
  5,000         Santa Margarita Water Dist. Special Tax,
                     6.00%-6.25%, 9/1/29-9/1/30                                            NR/NR                      5,097,600
  3,430         Saugus Hart School Facs. Financing Auth. Special Tax,
                     6.10%-6.125%, 9/1/32-9/1/33                                           NR/NR                      3,490,185
  1,000         Shasta Union High School Dist. GO,
                     zero coupon, 8/1/24 (FGIC)                                           Aaa/AAA                       358,930
  4,745         South Tahoe JT Powers Parking Financing Auth. Rev.,
                     7.00%, 12/1/27, Ser. A                                                NR/NR                      4,981,396
  1,800         Southern Mono Health Care Dist. GO,
                     zero coupon, 8/1/26 (MBIA)                                           Aaa/AAA                       552,222
 35,000         State Economic Recovery GO,
                     5.00%, 7/11/11, Ser A (MBIA)                                         Aaa/AAA                    38,731,350
    200         State Infrastructure & Economic Dev. Bk. Rev., Bay Area Toll,
                     5.00%, 7/1/36, Ser. B (AMBAC)                                        Aaa/AAA                       203,058
  9,605         State Public Works Board Lease Rev.,
                     5.00%, 10/1/22, Ser. A (FSA)                                         Aaa/AAA                     9,982,573
  1,710         State University Rev.
                     5.00%, 11/1/33, Ser. A (AMBAC)                                       Aaa/AAA                     1,725,493
  1,000         State University Rev. & Colleges,
                     5.00%, 11/1/13, Ser. A (FSA)                                         Aaa/AAA                     1,109,910
  1,170         Statewide Community. Dev. Auth. CP,
                     6.10%, 11/1/15                                                        NR/NR                      1,179,208
                Statewide Community Dev. Auth., Rev.,
  2,770              5.50%, 11/1/32, Ser. A                                                A3/A                       2,855,787
  9,700              5.50%, 11/15/33,                                                      NR/A                      10,088,776
  3,000              6.75%, 10/1/30                                                        NR/NR                      3,106,410
  3,555              6.75%, 7/1/32 (h)                                                     NR/NR                      3,719,383
                Statewide Financing Auth. Tobacco Settlement Rev.,
  1,840              5.625%, 5/1/29, Ser. A                                               Baa3/NR                     1,688,255
 20,000              6.00%, 5/1/37, Ser. B                                                Baa3/NR                    18,180,200
  7,750         Tamalpais Union High School Dist. GO,
                     5.00%, 8/1/27 (FSA)                                                  Aaa/AAA                     7,897,638
                Tobacco Securization Agcy. Rev.,
 14,705              5.625%-6.00%, 6/1/23-6/1/35                                          Baa3/BBB                   13,626,277
  1,800              5.875%, 6/1/43, Ser. A                                               Baa3/NR                     1,589,202
  4,500              6.00%, 6/1/42                                                        Baa3/NR                     4,052,655
    995         Tracy Community Facs. Dist. Special Tax,
                     6.00%, 9/1/27                                                         NR/NR                      1,005,318
  6,250         University Revs.,
                     5.00%, 5/15/11, Ser. A (AMBAC)                                       Aaa/AAA                     6,923,875
 10,000         Ventura Cnty. Community College Dist. GO,
                     5.00%, 8/1/27, Ser. A (MBIA)                                         Aaa/AAA                    10,210,800
  1,555         Ventura Unified School Dist. GO,
                     5.00%, 8/1/32, Ser. F (FSA)                                          Aaa/AAA                     1,573,644
  2,000         Vernon Electric Syst. Rev.,
                     5.50%, 4/1/33                                                        A2/BBB+                     2,049,240

                11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 17

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                 Credit Rating
  (000)                                                                                  Moody's/S&P                    Value
====================================================================================================================================
$ 3,535         Victor Elementary School Dist.,
                     zero coupon, 8/1/24-8/1/26, Ser. A (FGIC)                            Aaa/AAA                  $  1,158,897
  1,000         Vista Unified School Dist. GO,
                     zero coupon, 8/1/26, Ser. A (FSA)                                    Aaa/AAA                       313,320
  7,320         West Contra Costa University School Dist. GO,
                     5.00%, 8/1/26-8/1/31, Ser. A (MBIA)                                  Aaa/AAA                     7,457,510
  3,375         Westlands Water Dist. Rev. CP, 5.00%, 9/1/34 (MBIA)                       Aaa/AAA                     3,408,075
  2,000         William S. Hart JT School Financing Auth. Rev.,
                     5.625%, 9/1/34                                                       NR/BBB+                     2,067,600
  2,110         Yuba City Unfied School Dist. GO, zero coupon, 9/1/25 (FGIC)              Aaa/AAA                       704,276
                                                                                                                   ------------

                Total California Municipal Bonds & Notes
                (cost-$572,224,484)                                                                                 583,291,098
                                                                                                                   ============
------------------------------------------------------------------------------------------------------------------------------------
  OTHER MUNICIPAL BONDS & NOTES--8.3%
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK--1.3%
  3,250         State Dormitory Auth. Rev, 6.250%, 8/15/15 (FHA)                          Aa2/AAA                     3,767,627
  4,340         State Thruway Auth. Highway & Bridge Trust Fund,
                     5.25%, 4/1/11 Ser. C (MBIA)                                          Aaa/AAA                     4,824,778
                                                                                                                   ------------
                                                                                                                      8,592,405
                                                                                                                   ============
                PUERTO RICO--3.3%
  2,000         Electric Power Auth. Rev., 5.125%, 7/1/29, Ser. NN                         A3/A-                      2,039,540
                Public Building Auth. Rev.,
  2,500              5.00%, 7/1/36, Ser. I                                                Baa1/A-                     2,514,368
 11,000              5.00%, 7/1/36, Ser. J                                                Aaa/AAA                    12,043,680
  5,300         Public Finance Corp., 5.75%, 8/1/27, Ser. A                               Baa2/BBB+                   5,889,678
                                                                                                                   ------------
                                                                                                                     22,487,266
                                                                                                                   ============
                TENNESSEE--1.4%
  8,535         Memphis Electric Syst. Rev., 5.00%, 12/1/16, Ser. A (MBIA)                Aaa/AAA                     9,187,757
                                                                                                                   ============
                TEXAS--2.3%
 13,845         State Univ. Revs., 5.25%, 8/15/11-8/15/12, Ser. A                         Aaa/AAA                    15,419,494
                                                                                                                   ============

                Total Other Municipal Bonds & Notes (cost-$55,242,247)                                               55,686,922
                                                                                                                   ============

------------------------------------------------------------------------------------------------------------------------------------
  CALIFORNIA VARIABLE RATE NOTES (b) (c ) (d)--3.4%
------------------------------------------------------------------------------------------------------------------------------------
  4,238         Los Angeles Dept. of Water & Power, Waterworks Rev.,
                     14.77%, 7/1/41, Ser. 754 (FGIC)                                       Aaa/NR                     4,458,528
  1,875         Modesto Public Financing Auth. Lease Rev.,
                     14.27%, 9/1/29, Ser. 354 (AMBAC)                                      AAA/NR                     1,970,475
  4,952         Oakland, GO, 14.27%, 1/15/32, Ser. 756 (FGIC)                              Aaa/NR                     5,212,444
  1,944         San Diego Unified School Dist. GO,
                     14.27%, 7/1/27, Ser. 758 (FGIC)                                       Aaa/NR                     2,090,966
  3,743         San Jose GO, 14.27%, 9/1/32 (MBIA)                                         Aaa/NR                     3,942,799
  2,288         San Jose Unified School Dist. Santa Clara Cnty. GO,
                     14.27%, 8/1/27, Ser. 761 (FSA)                                        Aaa/NR                     2,461,808
  2,500         University Revs., 14.27%, 9/1/28, Ser. 762 (FGIC)                           NR/NR                     2,696,525
                                                                                                                   ------------
                Total California Variable Rate Notes (cost-$21,808,652)                                              22,833,545
                                                                                                                   ============

18 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                  Credit Rating
  (000)                                                                                   Moody's/S&P                   Value
====================================================================================================================================
CALIFORNIA VARIABLE RATE DEMAND NOTES (d) (e)--0.6%
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500         Bay Area Toll Auth., Toll Bridge Rev.,
                     1.64%, 12/2/04 (AMBAC)                                                 VMIG1/A-1+             $  1,500,000
  2,000         Irvine Improvement Board Act of 1915, 1.62%, 12/1/04                        VMIG1/A-1+                2,000,000
    700         Metropolitan Water Dist. Southern California
                     Waterworks Rev., 1.62%, 12/1/04, Ser. B3.                              VMIG1/A1+                   700,000
                                                                                                                   ------------

                Total California Variable Rate Demand Notes (cost-$4,200,000)                                         4,200,000
                                                                                                                   ============

------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS (f)--1.4%
------------------------------------------------------------------------------------------------------------------------------------
  9,410         1.56%-1.69%, 12/2/04-3/3/05 (cost-$9,399,944)                                Aaa/AAA                  9,399,128
                                                                                                                   ------------

                TOTAL INVESTMENTS BEFORE CALL OPTION WRITTEN
                (cost-$662,875,327)--100.4%                                                                         675,410,693
                                                                                                                   ============

------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN (g)--(0.4)%
------------------------------------------------------------------------------------------------------------------------------------
Contracts
---------
                 U.S. Treasury Bond Futures, Chicago Board of Trade:
   (470)              Strike Price $106, expires 2/18/05                                                             (2,223,641)
   (754)              Strike Price $113, expires 2/18/05                                                               (469,275)
                                                                                                                   ------------

                 Total call options written (premiums received-$3,577,848)                                           (2,692,916)
                                                                                                                   ============

                 TOTAL INVESTMENTS NET OF CALL OPTIONS WRITTEN
                 (cost-$659,297,479)--100%                                                                         $672,717,777
                                                                                                                   ============


                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
              | 11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 19

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                 Credit Rating
  (000)                                                                                  Moody's/S&P                    Value
====================================================================================================================================
NEW YORK MUNICIPAL BONDS & NOTES--88.4%
------------------------------------------------------------------------------------------------------------------------------------
$ 1,250         Buffalo Municipal Water Finance. Auth., Water System. Rev.,
                     5.00%-5.125%, 7/1/27-7/1/32, Ser. B, (FSA)                           Aaa/AAA                   $ 1,280,075
 10,000         Erie Cnty. Tobacco Asset Securization Corp. Rev,
                     6.50%, 7/15/32                                                       Baa1/BBB                   10,100,600
                Metropolitan Transportation Auth. Rev.,
  1,850              5.00%, 11/15/30, Ser. A (FSA)                                        Aaa/AAA                     1,872,940
 10,000              5.25%, 11/15/31, Ser. E                                               A2/A                      10,267,600
  7,000         Metropolitan Transportation Auth. Service Contract,
                     5.35%, 7/1/31, Ser. B                                                 A2/AAA                     7,246,400
  4,000         New York City, GO, 5.00%, 3/1/33, Ser.I                                    A2/A                       3,999,680
  3,100         New York City Health & Hospital Corp., Rev.,
                     5.375%-5.45%, 2/15/26, Ser. A                                         A3/BBB                     3,167,794
                New York City Industrial. Dev. Agcy., Civic Fac. Rev.,
  1,500              5.00%, 7/1/27,                                                        Aa2/NR                     1,534,335
  1,240              6.45%, 7/1/32                                                         Ba3/NR                     1,190,648
  1,000         New York City Industrial Dev. Agcy. Rev.,
                     4.95%, 11/20/32 (GNMA)                                                NR/AA+                     1,006,240
                New York City Municipal Water Finance Auth.,
                     Water & Sewer System. Rev.,
  3,055              4.75%, 6/15/25, Ser. D (MBIA)                                        Aaa/AAA                     3,073,513
 20,000              5.00%-5.125%, 6/15/32-6/15/34, Ser A                                 Aa2/AA                     20,284,950
 10,000         New York City Transitional Finance Auth. Rev.,
                     5.00%, 11/1/27, Ser. B                                               Aa2/AA+                    10,162,800
  7,785         New York City Trust Cultural Rev., 5.00%, 2/1/34                          Aaa/AAA                     7,875,773
  3,600         Port Auth. New York & New Jersey, 5.00%, 4/15/32                          Aaa/AAA                     3,659,040
  6,340         Sachem Central School District of Holbrook,
                     5.00%, 6/15/28-6/15/29 (MBIA)                                        Aaa/AAA                     6,477,152
  7,500         State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
                     5.00%, 7/1/32 (Pre-refunded @100, 7/1/12)                             A1/AA-                     8,295,525
  2,600         State Dormitory Auth. Revs., Catholic Health of Long Island
                     5.00%, 7/1/34 (AMBAC)                                                Baa1/BBB                    2,522,650
  2,000         State Dormitory Auth. Revs., FHA-Kaleida Health Hospital.,
                     5.05%, 2/15/25 (FHA)                                                  NR/AAA                     2,048,660
  3,225         State Dormitory Auth. Revs., FHA-NY & Presbyterian Hospital,
                     4.75%, 8/1/27(AMBAC)                                                 Aaa/AAA                     3,215,938
  5,000         State Dormitory Auth. Revs., FHA-Saint Barnabas,
                     5.00%, 2/1/31, Ser. A(AMBAC)                                         Aaa/AAA                     5,056,750
  5,300         State Dormitory Auth. Revs., Lenox Hill Hospital,
                     5.50%, 7/1/30                                                        Baa2/NR                     5,235,234
  1,400         State Dormitory Auth. Revs., Long Island Univ.,
                     5.25%, 9/1/28 (Radian)                                               Baa3/AA                     1,443,960
  1,500         State Dormitory Auth. Revs., Memorial Sloan-Kettering Center,
                     5.00%, 7/1/34, Ser. 1                                                 Aa2/AA                     1,517,670
  8,850         State Dormitory Auth. Revs., North General Hospital,
                     5.00%, 2/15/25                                                        NR/AA-                     8,938,323
  8,600         State Dormitory Auth. Revs., State Personal Income Tax,
                     5.00%, 3/15/32                                                        A1/AA                      8,657,362
  1,250         State Dormitory Auth. Revs., Student Housing Corp.,
                     5.125%, 7/1/34 (FGIC)                                                Aaa/AAA                     1,283,750
  4,270         State Dormitory Auth. Revs., Teachers College,
                     5.00%, 7/1/32 (MBIA)                                                  Aaa/NR                     4,315,433

20 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                 Credit Rating
  (000)                                                                                  Moody's/S&P                    Value
====================================================================================================================================
$ 2,000         State Dormitory Auth. Revs., Yeshiva Univ.,
                     5.125%, 7/1/34 (AMBAC)                                               Aaa/Aa2                  $  2,054,000
  2,000         State Environmental Facs. Corp., State Clean
                     Water & Drinking Rev., 5.125%, 6/15/31                               Aaa/AAA                     2,057,200
  5,000         State Municipal Board Bank Agcy. Special School Purpose Rev.,
                     5.00%, 6/1/23, Ser. C.                                                NR/A+                      5,100,550
  6,100         State Urban Dev. Corp., Personal Income Tax,
                     5.00%, 3/15/33, Ser. C                                                A1/AA                      6,140,686
  4,700         Triborough Bridge & Tunnel Auth. Revs.,
                     5.00%, 1/1/32, Ser. A (FGIC)                                         Aaa/AAA                     4,747,235
                TOB Settlement Asset Backed, Inc.,
 25,000              5.75%, 7/15/32, Ser.1                                                Baa3/BBB                   23,425,750
 10,000              6.375%, 7/15/39                                                      Baa3/BBB+                  10,043,500
  2,000         Warren & Washington Cnty. Industrial Dev. Agcy. Fac. Rev.,
                     5.00%, 12/1/35, Ser A (FSA)                                          Aaa/AAA                     2,008,620
    750         Westchester Cnty. Industrial Dev. Agcy.
                     Continuing Care Retirement, 6.50%, 1/1/34                             NR/NR                        772,718
                                                                                                                   ------------

                Total New York Municipal Bonds & Notes (cost-$198,785,535)                                          202,081,054
                                                                                                                   ============

------------------------------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL BONDS & NOTES--5.7%
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA--1.5%
  6,500         Alamada Univ. School District , Alamada County,
                     zero coupon, 8/1/24-8/1/25 (FSA)                                     Aaa/AAA                     2,262,035
  3,130         Covina Valley Unified School District,
                     zero coupon, 6/1/25, Ser. B (FGIC)                                   Aaa/AAA                     1,058,660
                                                                                                                   ------------
                                                                                                                      3,320,695
                                                                                                                   ============
                COLORADO--0.0%
    210         Dawson Ridge Met. District No. 1
                     zero coupon, 10/1/22, Ser. A                                          Aaa/NR                        86,014
                                                                                                                   ============
                PUERTO RICO--4.2%
  5,675         Children Trust Fund Tobacco Settlement Rev.,
                     5.625%, 5/15/43                                                      Baa3/BBB                    5,152,957
  1,500         Commonwealth Highway & Transportation Auth.Rev.,
                     5.25%, 7/1/38, Ser. D                                                 Baa1/A                     1,534,740
    750         Electric Power Authority, Power Rev.,
                     5.125%, 7/1/29, Ser. NN                                                A3/A-                       764,827
  1,900         Public Finance Corp., 5.75%, 8/1/27, Ser. A                               Baa2/BBB2                   2,111,394
                                                                                                                   ------------
                                                                                                                      9,563,918
                                                                                                                   ============

                Total Other Municipal Bonds & Notes (cost-$13,221,605)                                               12,970,627
                                                                                                                   ============

------------------------------------------------------------------------------------------------------------------------------------
 NEW YORK VARIABLE RATE NOTES (b) (c) (d)--3.6%
------------------------------------------------------------------------------------------------------------------------------------
  6,994         Long Island Power Auth. Electric System. Rev., Ser. 339,
                15.270%, 12/1/26, Ser. 339 (MBIA) (cost-$7,005,927)                        Aaa/NR                     8,149,409
                                                                                                                   ============

------------------------------------------------------------------------------------------------------------------------------------
  OTHER VARIABLE RATE NOTES (b) (c) (d)--1.2%
------------------------------------------------------------------------------------------------------------------------------------
  1,800         California State Economic Recovery,
                    18.575%, 1/1/10 (cost-$2,455,107)                                      Aa3/NR                     2,760,390
                                                                                                                   ============

                11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 21

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                 Credit Rating
  (000)                                                                                  Moody's/S&P                    Value
====================================================================================================================================
U.S. TREASURY BILLS (f)--1.5%
------------------------------------------------------------------------------------------------------------------------------------
$  3,395         1.56%-1.69%, 12/2/04-3/3/05 (cost-$3,390,064)                             Aaa/AAA                   $  3,389,887
                                                                                                                     ------------

                 TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN
                 (cost-$224,858,238)--100.4%                                                                          229,351,367
                                                                                                                     ============

------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN (G)--(0.4)%
------------------------------------------------------------------------------------------------------------------------------------
Contracts
---------
                 U.S. Treasury Bond Futures, Chicago Board of Trade:
    (132)             Strike Price $106, expires 2/18/05                                                                 (632,766)
    (269)             Strike Price $113, expires 2/18/05                                                                 (168,687)
                                                                                                                     ------------

                 Total call options written (premium received-$1,011,121)                                                (801,453)
                                                                                                                     ============

                 TOTAL INVESTMENTS NET OF CALL OPTIONS WRITTEN
                 (cost-$223,847,117)--100%                                                                           $228,549,914
                                                                                                                     ============


--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS:

(a) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b) 144A Security -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.


(c) Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.


(d) Variable Rate Notes -- instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(e)  Maturity date shown is date of next call.


(f) All or partial principal amount segregated as initial margin on financial futures contracts.

(g)  Non-income producing securities.

(h)  Illiquid security.

--------------------------------------------------------------------------------

GLOSSARY:
---------
AMBAC -- insured by American Municipal Bond Assurance Corp.
CP -- Certificates of Participation
FGIC -- insured by Financial Guaranty Insurance Co.
FNMA -- Federal National Mortgage Association
FSA -- insured by Financial Security Assurance, Inc.
GO -- General Obligation Bonds
GNMA -- Government National Mortgage Association
MBIA -- insured by Municipal Bond Investors Assurance
NR -- Not Rated
PSF -- Public School Fund
Radian -- insured by Radian Guaranty Inc.
XLCA -- insured by XL Capital Assurance

22 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                                                                                CALIFORNIA            NEW YORK
                                                                          MUNICIPAL II         MUNICIPAL II          MUNICIPAL II
                                                                        ---------------       ---------------       ---------------
ASSETS:
Investments, at value (cost-$1,272,777,368, $662,875,327
  and $224,858,238, respectively)                                       $ 1,328,275,805       $   675,410,693       $   229,351,367
------------------------------------------------------------------      ---------------       ---------------       ---------------
Cash                                                                          5,673,942             7,323,463             3,986,781
------------------------------------------------------------------      ---------------       ---------------       ---------------
Interest receivable                                                          20,304,610            10,491,922             4,447,240
------------------------------------------------------------------      ---------------       ---------------       ---------------
Receivable for variation margin on futures contracts                          1,908,906               461,594               159,231
------------------------------------------------------------------      ---------------       ---------------       ---------------
Receivable for investments sold                                                  85,000                    --                    --
------------------------------------------------------------------      ---------------       ---------------       ---------------
Prepaid expenses                                                                 41,933                33,054                15,594
------------------------------------------------------------------      ---------------       ---------------       ---------------
  Total Assets                                                            1,356,290,196           693,720,726           237,960,213
==================================================================      ===============       ===============       ===============

LIABILITIES:
Dividends payable to common and preferred shareholders                        4,989,734             2,487,203               859,541
------------------------------------------------------------------      ---------------       ---------------       ---------------
Options written, at value (premiums received-
  $6,036,358, $3,577,848 and $1,011,121)                                      4,569,140             2,692,916               801,453
------------------------------------------------------------------      ---------------       ---------------       ---------------
Payable for investments purchased                                             3,311,650             3,019,352               716,032
------------------------------------------------------------------      ---------------       ---------------       ---------------
Investment management fees payable                                              551,512               282,257                97,196
------------------------------------------------------------------      ---------------       ---------------       ---------------
Accrued expenses                                                                159,722               101,636                59,492
------------------------------------------------------------------      ---------------       ---------------       ---------------
  Total Liabilities                                                          13,581,758             8,583,364             2,533,714
------------------------------------------------------------------      ---------------       ---------------       ---------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET
  ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE TO
  AN AGGREGATE OF 20,200, 10,400 AND 3,600 SHARES
  ISSUED AND OUTSTANDING, RESPECTIVELY)                                     505,000,000           260,000,000            90,000,000
==================================================================      ===============       ===============       ===============
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                            $   837,708,438       $   425,137,362       $   145,426,499
==================================================================      ===============       ===============       ===============

COMPOSITION OF NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Common Stock:
  Par value ($0.00001 per share)                                        $           581       $           302       $           104
------------------------------------------------------------------      ---------------       ---------------       ---------------
  Paid-in-capital in excess of par                                          825,802,301           429,131,877           148,056,183
------------------------------------------------------------------      ---------------       ---------------       ---------------
Undistributed net investment income                                           8,210,314             3,031,052               370,102
------------------------------------------------------------------      ---------------       ---------------       ---------------
Accumulated net realized loss                                               (60,775,967)          (21,101,706)           (8,440,785)
------------------------------------------------------------------      ---------------       ---------------       ---------------
Net unrealized appreciation of investments, futures
  contracts and options written                                              64,471,209            14,075,837             5,440,895
------------------------------------------------------------------      ---------------       ---------------       ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                            $   837,708,438       $   425,137,362       $   145,426,499
==================================================================      ===============       ===============       ===============
Common Shares Outstanding                                                    58,100,052            30,208,903            10,431,018
------------------------------------------------------------------      ---------------       ---------------       ---------------
NET ASSET VALUE PER COMMON SHARE                                        $         14.42       $         14.07       $         13.94
==================================================================      ===============       ===============       ===============



24 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF OPERATIONS
For the six months ended November 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                                                                                   CALIFORNIA           NEW YORK
                                                                             MUNICIPAL II         MUNICIPAL II         MUNICIPAL II
                                                                             ------------         ------------         ------------
INVESTMENT INCOME:
Interest                                                                     $ 37,268,450         $ 18,132,639         $  6,485,354
------------------------------------------------------------------           ------------         ------------         ------------

EXPENSES:
Investment management fees                                                      4,334,669            2,211,015              762,862
------------------------------------------------------------------           ------------         ------------         ------------
Auction agent fees and commissions                                                644,582              337,142              117,410
------------------------------------------------------------------           ------------         ------------         ------------
Custodian and accounting agent fees                                               111,014               79,819               44,636
------------------------------------------------------------------           ------------         ------------         ------------
Reports to shareholders                                                            42,456               21,960                8,418
------------------------------------------------------------------           ------------         ------------         ------------
New York Stock Exchange listing fees                                               35,240               18,395               16,230
------------------------------------------------------------------           ------------         ------------         ------------
Trustees' fees and expenses                                                        34,674               19,581                9,699
------------------------------------------------------------------           ------------         ------------         ------------
Audit and tax services                                                             33,855               22,875               18,300
------------------------------------------------------------------           ------------         ------------         ------------
Transfer agent fees                                                                18,300               17,751               16,653
------------------------------------------------------------------           ------------         ------------         ------------
Legal fees                                                                         17,934               11,895                3,111
------------------------------------------------------------------           ------------         ------------         ------------
Insurance expense                                                                  12,476                7,324                3,613
------------------------------------------------------------------           ------------         ------------         ------------
Investor relations                                                                  7,869                4,026                2,562
------------------------------------------------------------------           ------------         ------------         ------------
Miscellaneous                                                                      13,286                8,563                7,254
------------------------------------------------------------------           ------------         ------------         ------------
  Total expenses                                                                5,306,355            2,760,346            1,010,748
------------------------------------------------------------------           ------------         ------------         ------------
  Less: investment management fees waived                                      (1,000,308)            (510,234)            (176,045)
------------------------------------------------------------------           ------------         ------------         ------------
    custody credits earned on cash balances                                       (31,775)             (16,318)              (1,448)
------------------------------------------------------------------           ------------         ------------         ------------
Net expenses                                                                    4,274,272            2,233,794              833,255
------------------------------------------------------------------           ------------         ------------         ------------
NET INVESTMENT INCOME                                                        $ 32,994,178         $ 15,898,845         $  5,652,099
==================================================================           ============         ============         ============


REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments                                                                  (1,442,268)             558,933               28,578
------------------------------------------------------------------           ------------         ------------         ------------
  Futures contracts                                                           (43,102,005)         (10,439,895)          (4,918,664)
------------------------------------------------------------------           ------------         ------------         ------------
  Options written                                                                (489,677)            (646,159)              (9,409)
------------------------------------------------------------------           ------------         ------------         ------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                                  64,576,849           28,880,795            8,651,581
------------------------------------------------------------------           ------------         ------------         ------------
  Futures contracts                                                             2,432,281           (2,384,805)             262,723
------------------------------------------------------------------           ------------         ------------         ------------
  Options written                                                               1,076,218              687,732              141,668
------------------------------------------------------------------           ------------         ------------         ------------
Net realized and unrealized gain on investments,
  futures contracts and options written                                        23,051,398           16,656,601            4,156,477
------------------------------------------------------------------           ------------         ------------         ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  INVESTMENT OPERATIONS                                                        56,045,576           32,555,446            9,808,576
==================================================================           ============         ============         ============
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                                        (3,172,332)          (1,432,817)            (559,838)
------------------------------------------------------------------           ------------         ------------         ------------
NET INCREASE IN NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS RESULTING FROM INVESTMENT
  OPERATIONS                                                                 $ 52,873,244         $ 31,122,629         $  9,248,738
==================================================================           ============         ============         ============



                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
              | 11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS

--------------------------------------------------------------------------------

                                                                                                            MUNICIPAL II
                                                                                             ---------------------------------------
                                                                                                Six Months
                                                                                                   ended              For the Year
                                                                                             November 30, 2004            ended
                                                                                                (unaudited)           May 31, 2004
                                                                                             -----------------       ---------------
INVESTMENT OPERATIONS:
Net investment income                                                                            $ 32,994,178          $ 67,925,448
------------------------------------------------------------------------------------------       ------------          ------------
Net realized gain (loss) on investments, futures contracts and options written                    (45,033,950)           24,210,728
------------------------------------------------------------------------------------------       ------------          ------------
Net change in unrealized appreciation/depreciation of investments, futures
  contracts and options written                                                                    68,085,348           (68,517,484)
------------------------------------------------------------------------------------------       ------------          ------------
Net increase (decrease) in net assets resulting from investment operations                         56,045,576            23,618,692
------------------------------------------------------------------------------------------       ------------          ------------

DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                           (3,172,332)           (4,680,202)
------------------------------------------------------------------------------------------       ------------          ------------
Net increase (decrease) in net assets applicable to common shareholders
  resulting from investment operations.                                                            52,873,244            18,938,490
------------------------------------------------------------------------------------------       ------------          ------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                                       (29,377,033)          (56,205,302)
------------------------------------------------------------------------------------------       ------------          ------------

CAPITAL SHARE TRANSACTIONS:
  Reinvestment of dividends and distributions                                                       1,541,928             3,051,924
------------------------------------------------------------------------------------------       ------------          ------------

Total increase (decrease) in net assets applicable to common shareholders                          25,038,139           (34,214,888)
==========================================================================================       ============          ============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                               812,670,299           846,885,187
------------------------------------------------------------------------------------------       ------------          ------------
End of period (including undistributed net investment income of
$8,210,314 and $7,765,501; $3,031,052 and $3,271,140; $370,102
and $356,073; respectively)                                                                      $837,708,438          $812,670,299
==========================================================================================       ============          ============

COMMON SHARES ISSUED IN REINVESTMENT OF DIVIDENDS:                                                    107,439               211,747
==========================================================================================       ============          ============



26 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

         CALIFORNIA MUNICIPAL II                               NEW YORK MUNICIPAL II
 ------------------------------------                --------------------------------------
    Six Months                                            Six Months
      ended              For the Year                       ended             For the Year
 November 30, 2004          ended                     November 30, 2004           ended
    (unaudited)          May 31, 2004                     (unaudited)          May 31, 2004
------------------      --------------                -----------------       -------------

    $15,898,845          $ 33,940,350                    $ 5,652,099          $11,106,041
    -----------          ------------                    -----------          -----------
    (10,527,121)            5,655,818                     (4,899,495)           1,168,992
    -----------          ------------                    -----------          -----------

     27,183,722           (43,456,385)                     9,055,972          (11,274,316)
    -----------          ------------                    -----------          -----------
     32,555,446            (3,860,217)                     9,808,576            1,000,717
    -----------          ------------                    -----------          -----------

     (1,432,817)           (2,082,467)                      (559,838)            (718,744)
    -----------          ------------                    -----------          -----------

     31,122,629            (5,942,684)                     9,248,738              281,973
    -----------          ------------                    -----------          -----------

    (14,706,116)          (28,120,948)                    (5,078,232)          (9,708,825)
    -----------          ------------                    -----------          -----------


      1,061,693             1,752,390                        298,360              778,884
    -----------          ------------                    -----------          -----------
     17,478,206           (32,311,242)                     4,468,866           (8,647,968)
   ============          ============                   ============         ============


    407,659,156           439,970,398                    140,957,633          149,605,601
    -----------          ------------                    -----------          -----------


   $425,137,362          $407,659,156                   $145,426,499         $140,957,633
   ============          ============                   ============         ============


         76,041               125,989                         21,300               55,136
   ============          ============                   ============         ============



                11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Municipal Income Fund II ("Municipal II"), PIMCO California Municipal Income Fund II ("California Municipal II") and PIMCO New York Municipal Income Fund II ("New York Municipal II") collectively referred to as the "Funds" or "PIMCO Municipal Income Funds II", were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. PA Fund Management LLC, (the "Investment Manager"), serves as the Funds' Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P. AGI is an indirect, majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees. The Funds' investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(b) FEDERAL INCOME TAXES
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

28 PIMCO  Municipal  Income Funds II Semi-Annual Report | 11.30.04

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(d) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(e) OPTION TRANSACTIONS
The Funds may purchase and write (sell) put and call options for hedging on. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as a liability and subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at a price different from the current market price.

(f) RESIDUAL INTEREST MUNICIPAL BONDS ("RIBS")/RESIDUAL INTEREST TAX EXEMPT BONDS ("RITES") The Funds invest in RIBS and RITES whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. An investment in RITES typically will involve greater risk than an investment in a fixed rate bond.

(g) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(h) CUSTODY CREDITS EARNED ON CASH BALANCES
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

                11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------



2. INVESTMENT MANAGER AND SUB-ADVISER
Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager. Subject to the supervision by each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse each Fund for fees and expenses at the annual rate of 0.15% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund's investment decisions. The Investment Manager, and not the Funds pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund's average daily net assets including net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Funds' operations through June 30, 2007, and will receive an increasing amount not to exceed 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $1,733,868, $884,406 and $305,145 in connection with sub-advisory services for Municipal II, California Municipal II and New York Municipal II, respectively, for the six months ended November 30, 2004.

3. INVESTMENTS IN SECURITIES
(a) For the six months ended November 30, 2004, purchases and sales of investments, other than short-term securities, were::

                                                                                   California                            New York
                                                     Municipal II                  Municipal II                         Municipal II
------------------------------------------------------------------------------------------------------------------------------------
Purchases                                            $ 81,558,310                  $49,764,963                          $22,274,116
Sales                                                 105,851,596                   24,288,994                           24,982,402


(b) Futures contracts outstanding at November 30, 2004:

                                                                                 Notional                              Unrealized
                                                                                  Amount           Expiration        Appreciation
Fund                                                   Type                       (000)               Date          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

Municipal II                          Short: U.S. Treasury 30 Year Bond          $(4,337)            3/21/05          $ 9,453,304
                                      Long: Eurodollar Futures                     3,675             9/19/05           (1,947,750)
                                                                                                                      -----------
                                                                                                                      $ 7,505,554
                                                                                                                      ===========
California Municipal II               Short: U.S. Treasury 30 Year Bond              (98)           12/20/04            $(240,406)
                                      Short: U.S. Treasury 30 Year Bond             (927)            3/21/05            2,020,570
                                      Long: Eurodollar Futures                     2,125             9/19/05           (1,124,625)
                                                                                                                      -----------
                                                                                                                      $   655,539
                                                                                                                      ===========
New York Municipal II                 Short: U.S. Treasury 30 Year Bond             (341)            3/21/05          $   743,273
                                      Long: Eurodollar Futures                       518             9/19/05               (5,175)
                                                                                                                      -----------
                                                                                                                      $   738,098
                                                                                                                      ===========


30 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------



3. INVESTMENTS IN SECURITIES (CONTINUED)

(c) Transactions in options written for the six months ended November 30, 2004:


                                                                                                Contracts                 Premiums
------------------------------------------------------------------------------------------------------------------------------------
Municipal II:
-------------
Options outstanding, May 31, 2004                                                                   1,150              $    759,359
Options written                                                                                     6,926                12,174,653
Options terminated in closing purchase transactions                                                (6,092)               (6,599,499)
Options exercised                                                                                    (417)                 (298,155)
                                                                                             ------------              ------------
Options outstanding, November 30, 2004                                                              1,567              $  6,036,358
                                                                                             ============              ============

California Municipal II:
------------------------
Options outstanding, May 31, 2004                                                                     580              $    382,981
Options written                                                                                     3,658                 6,548,484
Options terminated in closing purchase transactions                                                (2,803)               (3,202,752)
Options exercised                                                                                    (211)                 (150,865)
                                                                                             ------------              ------------
Options outstanding, November 30, 2004                                                              1,224              $  3,577,848
                                                                                             ============              ============

New York Municipal II:
----------------------
Options outstanding, May 31, 2004                                                                     200              $    132,063
Options written                                                                                     1,189                 2,011,573
Options terminated in closing purchase transactions                                                  (915)               (1,080,320)
Options exercised                                                                                     (73)                  (52,195)
                                                                                             ------------              ------------
Options outstanding, November 30, 2004                                                                401              $  1,011,121
                                                                                             ============              ============

4. INCOME TAX INFORMATION
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004 were:

                                                                            Gross                   Gross                    Net
                                                  Cost of                Unrealized              Unrealized              Unrealized
                                                Investments             Appreciation            Depreciation            Appreciation
------------------------------------------------------------------------------------------------------------------------------------
Municipal II                                   $1,272,777,368              $58,601,186            $3,102,749            $55,498,437
California Municipal II                           662,875,327               16,007,074             3,471,708             12,535,366
New York Municipal II                             224,858,238                6,419,763             1,926,634              4,493,129

5. AUCTION PREFERRED SHARES
Municipal II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D and 4,040 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal II has issued 2,080 shares of Preferred Shares Series A, 2,080 shares of Preferred Shares Series B, 2,080 shares of Preferred Shares Series C, 2,080 shares of Preferred Shares Series D and 2,080 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal II has issued 1,800 shares of Preferred Shares Series A and 1,800 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share, plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. Distributions of net realized capital gains, if any, are paid annually.

                11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------



5. AUCTION PREFERRED SHARES  (CONTINUED)

For the six months ended November 30, 2004, the annualized dividend rates ranged from:

                                High               Low              At 11/30/04
--------------------------------------------------------------------------------
MUNICIPAL II:
   Series A                     1.66%             0.99%                1.50%
   Series B                     1.65%             1.00%                1.50%
   Series C                     1.70%             0.95%                1.70%
   Series D                     1.70%             0.99%                1.70%
   Series E                     1.64%             1.00%                1.30%
CALIFORNIA MUNICIPAL II:
------------------------
   Series A                     1.50%             0.62%                0.95%
   Series B                     1.55%             0.70%                0.95%
   Series C                     1.26%             0.75%                1.10%
   Series D                     1.45%             0.98%                1.10%
   Series E                     1.70%             0.70%                1.70%
NEW YORK MUNICIPAL II:
----------------------
   Series A                     1.65%             0.90%                1.55%
   Series B                     1.66%             0.45%                1.00%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or triggering the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On  December  1,  2004,   the  following   dividends  were  declared  to  common
shareholders payable December 31, 2004 to shareholders of record on December 17, 2004:

          Municipal II                               $0.084375 per common share
          California Municipal II                    $0.08125 per common share
          New York Municipal II                      $0.08125 per common share

On January 3, 2005, the following dividends were declared to common shareholders payable February 1, 2005 to shareholders of record on January 14, 2005:


          Municipal II                               $0.084375 per common share
          California Municipal II                    $0.08125 per common share
          New York Municipal II                      $0.08125 per common share

7. LEGAL PROCEEDINGS
On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end funds") advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of

32 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------



7. LEGAL PROCEEDINGS (CONTINUED)
$50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Funds.

In a related, action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with AGI and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG") on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space"
arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and these affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission's order. The settlement agreement resolves matters described in the compliant filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, AGI, the Funds, other open- and closed-end funds advised or distributed by the Investment Manager, the Sub-Adviser and/or their affiliates, the boards of trustees of `those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under

                11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 33

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
November 30, 2004 (unaudited)
--------------------------------------------------------------------------------



7. LEGAL PROCEEDINGS (CONTINUED)

Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of
(i) September) 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Funds' shares or other adverse consequences to the Funds and their shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Funds.

8. CORPORATE CHANGES

On July 29, 2004, Stephen Treadway resigned as the Funds' Chairman. On September 14, 2004, David C. Flattum was appointed to the Board of Trustees and Youse Guia was named as the Funds' Chief Compliance Officer. On October 5, 2004, the Board of Trustees elected Robert E. Connor as Chairman. On December 14, 2004, Thomas
J. Fuccillo was appointed as the Funds' Secretary.

34 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                                     MUNICIPAL II
                                                                                ----------------------------------------------------
                                                                                   Six months                       For the Period
                                                                                      ended          For the Year   June 28, 2002*
                                                                                November 30, 2004        ended         through
                                                                                   (unaudited)       May 31, 2004    May 31, 2003
                                                                                -----------------    ------------   ---------------
Net asset value, beginning of period                                              $  14.01             $  14.66       $   14.33**
--------------------------------------------------------------------------        --------             --------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                 0.57                 1.17            0.93
--------------------------------------------------------------------------        --------             --------       ---------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                                               0.40                (0.77)           0.53
--------------------------------------------------------------------------        --------             --------       ---------
Total from investment operations                                                      0.97                 0.40            1.46
--------------------------------------------------------------------------        --------             --------       ---------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                                (0.05)               (0.08)          (0.08)
--------------------------------------------------------------------------        --------             --------       ---------
Net realized gains                                                                      --                   --           (0.01)
--------------------------------------------------------------------------        --------             --------       ---------
Total dividends and distributions on preferred shares                                (0.05)               (0.08)          (0.09)
--------------------------------------------------------------------------        --------             --------       ---------
Net increase in net assets applicable to common
  shareholders resulting from investment operations                                   0.92                 0.32            1.37
--------------------------------------------------------------------------        --------             --------       ---------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                (0.51)               (0.97)          (0.84)
--------------------------------------------------------------------------        --------             --------       ---------
Net realized gains                                                                      --                   --           (0.09)
--------------------------------------------------------------------------        --------             --------       ---------
Total dividends and distributions to common shareholders                             (0.51)               (0.97)          (0.93)
--------------------------------------------------------------------------        --------             --------       ---------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                                      --                   --           (0.02)
--------------------------------------------------------------------------        --------             --------       ---------
Preferred shares offering costs/underwriting discounts
  charged to paid-in capital in excess of par                                           --                   --           (0.09)
--------------------------------------------------------------------------        --------             --------       ---------
Total capital share transactions                                                        --                   --           (0.11)
--------------------------------------------------------------------------        --------             --------       ---------
Net asset value, end of period                                                    $  14.42             $  14.01        $  14.66
--------------------------------------------------------------------------        --------             --------       ---------
Market price, end of period                                                       $  14.11             $  13.31        $  14.80
--------------------------------------------------------------------------        --------             --------       ---------
TOTAL INVESTMENT RETURN (1)                                                           9.85%               (3.69)%          5.19%
--------------------------------------------------------------------------        --------             --------       ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                                             $837,708             $812,670        $846,885
--------------------------------------------------------------------------        --------             --------       ---------
Ratio of expenses to average net assets (2)(3)(5)                                     1.04%(4)             1.03%           0.95%(4)
--------------------------------------------------------------------------        --------             --------       ---------
Ratio of net investment income to average net assets (2)(5)                           7.98%(4)             8.16%           6.99%(4)
--------------------------------------------------------------------------        --------             --------       ---------
Preferred shares asset coverage per share                                         $ 66,464             $ 65,224        $ 66,920
--------------------------------------------------------------------------        --------             --------       ---------
Portfolio turnover                                                                      6%                   26%             27%
--------------------------------------------------------------------------        --------             --------       ---------


*    Commencement of operations
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day for each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).
(4)  Annualized.
(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.28% (annualized) and 7.74% (annualized) respectively for the six months ended November 30, 2004; 1.28% and 7.92%, respectively for the year ended May 31, 2004; 1.18% (annualized) and 6.76% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
              | 11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 35

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                                CALIFORNIA MUNICIPAL II
                                                                                ----------------------------------------------------
                                                                                   Six months                         For the Period
                                                                                     ended             For the Year   June 28, 2002*
                                                                                November 30, 2004         ended          through
                                                                                   (unaudited)         May 31, 2004    May 31, 2003
                                                                                -----------------      ------------   --------------
Net asset value, beginning of period                                                $  13.53            $  14.66        $  14.33**
-----------------------------------------------------------------------------       --------            --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                   0.53                1.13            0.87
-----------------------------------------------------------------------------       --------            --------        --------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                                                 0.55               (1.26)           0.46
-----------------------------------------------------------------------------       --------            --------        --------
Total from investment operations                                                        1.08               (0.13)           1.33
-----------------------------------------------------------------------------       --------            --------        --------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                                  (0.05)              (0.07)          (0.07)
-----------------------------------------------------------------------------       --------            --------        --------
Net realized gains                                                                       --                  --               --
-----------------------------------------------------------------------------       --------            --------        --------
Total dividends and distributions on preferred shares                                  (0.05)              (0.07)          (0.07)
-----------------------------------------------------------------------------       --------            --------        --------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from investment operations                                     1.03               (0.20)           1.26
-----------------------------------------------------------------------------       --------            --------        --------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                  (0.49)              (0.93)          (0.81)
-----------------------------------------------------------------------------       --------            --------        --------
Net realized gains                                                                        --                  --              --
-----------------------------------------------------------------------------       --------            --------        --------
Total dividends and distributions to common shareholders                               (0.49)              (0.93)          (0.81)
-----------------------------------------------------------------------------       --------            --------        --------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                                        --                  --           (0.02)
-----------------------------------------------------------------------------       --------            --------        --------
Preferred shares offering costs/underwriting discounts
  charged to paid-in capital in excess of par                                             --                  --           (0.10)
-----------------------------------------------------------------------------       --------            --------        --------
Total capital share transactions                                                          --                  --           (0.12)
-----------------------------------------------------------------------------       --------            --------        --------
Net asset value, end of period                                                      $  14.07            $  13.53        $  14.66
-----------------------------------------------------------------------------       --------            --------        --------
Market price, end of period                                                         $  13.94            $  13.27        $  14.78
-----------------------------------------------------------------------------       --------            --------        --------
TOTAL INVESTMENT RETURN (1)                                                             8.80%              (3.92)%          4.23%
-----------------------------------------------------------------------------       --------            --------        --------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                                               $425,137            $407,659        $439,970
-----------------------------------------------------------------------------       --------            --------        --------
Ratio of expenses to average net assets (2)(3)(5)                                       1.07%(4)            1.07%           0.97%(4)
-----------------------------------------------------------------------------       --------            --------        --------
Ratio of net investment income to average net assets (2)(5)                             7.58%(4)            8.08%           6.56%(4)
-----------------------------------------------------------------------------       --------            --------        --------
Preferred shares asset coverage per share                                           $ 65,874            $ 64,191        $ 67,301
-----------------------------------------------------------------------------       --------            --------        --------
Portfolio turnover                                                                         4%                 43%             84%
-----------------------------------------------------------------------------       --------            --------        --------

*    Commencement of operations
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day for each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).
(4)  Annualized.
(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.32% (annualized) and 7.33% (annualized) respectively, for the six months ended November 30, 2004; 1.31% and 7.83%, respectively for the year ended May 31, 2004; 1.20% (annualized) and 6.34% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

36 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                                 NEW YORK MUNICIPAL II
                                                                                ----------------------------------------------------
                                                                                    Six months                        For the Period
                                                                                      ended          For the Year     June 28, 2002*
                                                                                November 30, 2004       ended            through
                                                                                   (unaudited)       May 31, 2004      May 31, 2003
                                                                                -----------------    ------------     --------------
Net asset value, beginning of period                                                $  13.54          $  14.45         $  14.33**
-----------------------------------------------------------------------------       --------          --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                   0.54              1.06             0.86
-----------------------------------------------------------------------------       --------          --------         --------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                                                 0.40             (0.97)            0.28
-----------------------------------------------------------------------------       --------          --------         --------
Total from investment operations                                                        0.94              0.09             1.14
-----------------------------------------------------------------------------       --------          --------         --------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                                  (0.05)            (0.07)           (0.08)
-----------------------------------------------------------------------------       --------          --------         --------
Net realized gains                                                                        --                --               --
-----------------------------------------------------------------------------       --------          --------         --------
Total dividends and distributions on preferred shares                                  (0.05)            (0.07)           (0.08)
-----------------------------------------------------------------------------       --------          --------         --------
Net increase in net assets applicable to common
  shareholders resulting from investment operations                                     0.89              0.02             1.06
-----------------------------------------------------------------------------       --------          --------         --------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                  (0.49)            (0.93)           (0.81)
-----------------------------------------------------------------------------       --------          --------         --------
Net realized gains                                                                        --                --               --
-----------------------------------------------------------------------------       --------          --------         --------
Total dividends and distributions to common shareholders                               (0.49)            (0.93)           (0.81)
-----------------------------------------------------------------------------       --------          --------         --------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                                        --                --            (0.03)
-----------------------------------------------------------------------------       --------          --------         --------
Preferred shares offering costs/underwriting discounts
  charged to paid-in capital in excess of par                                             --                --            (0.10)
-----------------------------------------------------------------------------       --------          --------         --------
Total capital share transactions                                                          --                --            (0.13)
-----------------------------------------------------------------------------       --------          --------         --------
Net asset value, end of period                                                      $  13.94          $  13.54         $  14.45
-----------------------------------------------------------------------------       --------          --------         --------
Market price, end of period                                                         $  14.30          $  13.05         $  14.71
-----------------------------------------------------------------------------       --------          --------         --------
TOTAL INVESTMENT RETURN (1)                                                            13.47%            (5.15)%           3.76%
-----------------------------------------------------------------------------       --------          --------         --------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                                               $145,426          $140,958         $149,606
-----------------------------------------------------------------------------       --------          --------         --------
Ratio of expenses to average net assets (2)(3)(5)                                       1.16%(4)          1.15%            1.02%(4)
-----------------------------------------------------------------------------       --------          --------         --------
Ratio of net investment income to average net assets (2)(5)                             7.82%(4)          7.58%            6.47%(4)
-----------------------------------------------------------------------------       --------          --------         --------
Preferred shares asset coverage per share                                           $ 65,391          $ 64,148         $ 66,552
-----------------------------------------------------------------------------       --------          --------         --------
Portfolio turnover                                                                        10%               18%              27%
-----------------------------------------------------------------------------       --------          --------         --------

*    Commencement of operations
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).
(4)  Annualized.
(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.40% (annualized) and 7.58% (annualized) respectively; for the six months ended November 30, 2004; 1.39% and 7.34%, respectively for the year ended May 31, 2004; 1.25% (annualized) and 6.25% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
              | 11.30.04 | PIMCO Municipal Income Funds II Semi-Annual Report 37

PIMCO MUNICIPAL INCOME FUNDS II ANNUAL SHAREHOLDER MEETINGS (unaudited)
--------------------------------------------------------------------------------
The Funds held their annual meetings of shareholders on December 29, 2004. Common/Preferred shareholders voted to re-elect Paul Belica as a Class II Trustee to serve until 2007 and David C. Flattum as a Class III Trustee to serve until 2005. Preferred shareholders voted to re-elect John J. Dalessandro II as a Class II Trustee to serve until 2007.

The resulting vote count is indicated below:

                                                                Withhold
                                           Affirmative          Authority
--------------------------------------------------------------------------------

MUNICIPAL II:
-------------

Election of Paul Belica                     43,906,733          626,448

Election of David C. Flattum                43,970,951          462,230

Election of John J. Dalessandro II*           19,591              77

CALIFORNIA MUNICIPAL II:
------------------------

Election of Paul Belica                     21,609,776          184,539

Election of David C. Flattum                21,644,845          149,470

Election of John J. Dalessandro II*            7,745              94

NEW YORK MUNICIPAL II:
----------------------

Election of Paul Belica                      7,536,550          131,036

Election of David C. Flattum                 7,545,768          121,818

Election of John J. Dalessandro II*            3,253               1

Robert E. Connor, Hans W. Kertess*, and R. Peter Sullivan continue to serve as Trustees of the Funds.
-------------------------
* Preferred Stock Trustee

38 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.04

TRUSTEES AND PRINCIPAL OFFICERS
Robert E. Connor
    Chairman of the Board of Trustees
Paul Belica
    Trustee
John J. Dalessandro II
    Trustee
David C. Flattum
    Trustee
Hans W. Kertess
    Trustee
R. Peter Sullivan III
    Trustee
Brian S. Shlissel
    President & Chief Executive Officer
Newton B. Schott, Jr.
    Vice President
Mark V. McCray
    Vice President
Lawrence G. Altadonna
    Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
    Secretary
Youse Guia
    Chief Compliance Officer
Jennifer A. Patula
    Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal
Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Funds at (800) 331-1710; (ii) on the Funds' website at www.pimcoadvisors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Funds' website at www.pimcoadvisors.com (ii) on the Commission's website at www.sec.gov, and (iii) at the Commission's Public Reference Room located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

Information on the Funds is available at www.pimcoadvisors.com or by calling the Funds' transfer agent 1-800-331-1710.

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

                                                                 TOTAL NUMBER
                                                              OF SHARES PURCHASED             MAXIMUM NUMBER OF
                       TOTAL NUMBER         AVERAGE           AS PART OF PUBLICLY           SHARES THAT MAY YET BE
                         OF SHARES         PRICE PAID         ANNOUNCED PLANS OR          PURCHASED UNDER THE PLANS
       PERIOD            PURCHASED         PER SHARE               PROGRAMS                      OR PROGRAMS
    -----------        -------------       ----------         -------------------         --------------------------

June 2004                   N/A               N/A                      N/A                           N/A
July 2004                   N/A               N/A                      N/A                           N/A
August 2004                 N/A               N/A                      N/A                           N/A
September 2004              N/A              13.93                   7,211                           N/A
October 2004                N/A              13.95                   7,287                           N/A
November 2004               N/A              14.15                   6,802                           N/A


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


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Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: February 09, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 09, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: February 09, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 09, 2005